UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2018

AC Alternatives® Income Fund
Investor Class (ALNNX)
I Class (ALNIX)
Y Class (ALYNX)
A Class (ALNAX)
C Class (ALNHX)
R Class (ALNRX)
R6 Class (ALNDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2018
Types of Investments in Portfolio	% of net assets
Asset-Backed Securities	18.4%
Bank Loan Obligations	14.7%
Common Stocks	14.2%
Corporate Bonds	12.7%
Collateralized Loan Obligations	10.5%
Commercial Mortgage-Backed Securities	7.4%
Exchange-Traded Funds	6.7%
Exchange-Traded Notes	5.0%
Preferred Stocks	2.2%
Collateralized Mortgage Obligations	2.0%
Convertible Bonds	0.2%
Corporate Bonds Sold Short	(0.1)%
Temporary Cash Investments	7.5%
Other Assets and Liabilities	(1.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.10	$9.56	1.92%
I Class	$1,000	$1,010.10	$8.57	1.72%
Y Class	$1,000	$1,009.90	$7.82	1.57%
A Class	$1,000	$1,006.80	$10.80	2.17%
C Class	$1,000	$1,003.10	$14.50	2.92%
R Class	$1,000	$1,006.60	$12.04	2.42%
R6 Class	$1,000	$1,009.80	$7.82	1.57%
Hypothetical
Investor Class	$1,000	$1,015.27	$9.59	1.92%
I Class	$1,000	$1,016.27	$8.60	1.72%
Y Class	$1,000	$1,017.01	$7.85	1.57%
A Class	$1,000	$1,014.03	$10.84	2.17%
C Class	$1,000	$1,010.32	$14.56	2.92%
R Class	$1,000	$1,012.79	$12.08	2.42%
R6 Class	$1,000	$1,017.01	$7.85	1.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES(1) — 18.4%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	$80,000	$80,762
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20(2)	142,176	142,771
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(2)	500,000	504,111
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class C, 4.17%, 3/20/24(2)	500,000	490,942
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 2.22%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.32%	181,471	181,270
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	794,250	787,532
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	226,167	223,978
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	750,000	746,159
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	800,000	799,018
CFG Investments Ltd., Series 2017-1, Class A SEQ, 7.87%, 11/15/26(2)	1,000,000	1,039,922
CFG Investments Ltd., Series 2017-1, Class B, 9.42%, 11/15/26(2)	1,000,000	1,031,660
CLI Funding LLC, Series 2018-1A, Class A SEQ, 4.03%, 4/18/43(2)(3)	770,000	770,870
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(2)	271,916	268,262
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	865,044	852,263
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	381,012	375,289
CLI Funding VI LLC, Series 2017-1A, Class A SEQ, 3.62%, 5/18/42(2)	448,467	442,007
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(2)	495,000	505,990
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(2)	250,000	250,862
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	370,000	370,817
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	210,051
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	750,000	760,298
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(2)	632,500	622,568
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(2)	250,000	251,982
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21(2)	637,542	642,072
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(2)	380,000	383,236

	Principal Amount/ Shares	Value
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(2)	$1,000,000	$1,013,632
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	400,000	405,136
Element Rail Leasing II LLC, Series 2015-1A, Class A2 SEQ, 3.59%, 2/19/45(2)	750,000	744,046
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	1,210,000	1,218,759
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(2)	1,000,000	1,022,657
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	175,000	172,242
Global SC Finance II SRL, Series 2013-2A, Class A SEQ, 3.67%, 11/17/28(2)	549,667	546,641
Global SC Finance II SRL, Series 2014-1A, Class A1 SEQ, 3.19%, 7/17/29(2)	869,375	854,841
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(2)	871,875	852,579
Global SC Finance IV Ltd., Series 2017-1A, Class A SEQ, 3.85%, 4/15/37(2)	910,871	905,604
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	704,271	719,149
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(2)	434,169	439,657
Hertz Vehicle Financing II LP, Series 2016-1A, Class B, 3.72%, 3/25/20(2)	166,000	166,613
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.94%, 3/25/22(2)	262,800	263,299
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(2)	370,000	373,837
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(2)	1,475,000	1,484,869
Hertz Vehicle Financing II LP, Series 2017-2A, Class C, 5.31%, 10/25/23(2)	250,000	255,411
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.60%, 2/25/24(2)	1,000,000	981,853
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.35%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.45%(2)(3)	1,000,000	1,002,077
Invitation Homes Trust, Series 2018-SFR2, Class E, VRN, 3.90%, 6/17/18, resets monthly off the 1-month LIBOR plus 2.00%(2)(3)	1,000,000	1,005,144
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(2)	1,500,000	1,522,346
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(2)	544,017	543,778
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(2)	1,000,000	1,013,622
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(2)	500,000	500,808
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(2)	1,000,000	989,421
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(2)	981,000	1,000,838
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(2)	98,671	98,748

	Principal Amount/ Shares	Value
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(2)	$587,088	$591,498
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	1,000,000	1,035,031
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	476,427
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(2)	2,500,000	2,461,482
OneMain Financial Issuance Trust, Series 2018-2A, Class A SEQ, 3.57%, 3/14/33(2)	675,000	671,921
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.02%, 4/15/22	500,000	507,340
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, VRN, 2.40%, 5/20/18(2)(4)	67,131	66,854
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(2)	665,431	670,562
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(2)	477,560	477,486
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(2)	130,000	129,652
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(2)	457,917	454,614
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)	197,500	194,284
Textainer Marine Containers V Ltd., Series 2017-1A, Class A SEQ, 3.72%, 5/20/42(2)	637,093	630,961
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(2)	940,380	927,285
Triton Container Finance VI LLC, Series 2017-1A, Class A SEQ, 3.52%, 6/20/42(2)	735,842	724,658
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(2)	1,497,500	1,496,922
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)	984,061	995,874
VOLT LIX LLC, Series 2017-NPL6, Class A1 SEQ, VRN, 3.25%, 5/25/20(2)(5)	600,012	597,771
VOLT LVII LLC, Series 2017-NPL4, Class A1 SEQ, VRN, 3.375%, 4/25/20(2)(5)	460,036	459,760
TOTAL ASSET-BACKED SECURITIES (Cost $46,362,640)		46,402,681
BANK LOAN OBLIGATIONS(6) — 14.7%
Advertising — 0.1%
Polyconcept Investments B.V., USD 2016 Term Loan B, 5.65%, 8/16/23, resets monthly off the 1-month LIBOR plus 3.75%	299,520	302,515
Aerospace and Defense — 0.8%
Accudyne Industries, LLC, 2017 Term Loan, 5.15%, 8/18/24, resets monthly off the 1-month LIBOR plus 3.25%	175,456	176,832
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.65%, 7/7/22, resets monthly off the 1-month LIBOR plus 3.75%	773,476	781,149
Jazz Acquisition, Inc., 1st Lien Term Loan, 5.80%, 6/19/21, resets quarterly off the 3-month LIBOR plus 3.50%	244,777	239,678
Sequa Mezzanine Holdings L.L.C., 1st Lien Term Loan, 7.07%, 11/28/21, resets quarterly off the 3-month LIBOR plus 5.00%	507,068	514,463
TransDigm, Inc., 2017 Extended Term Loan F, 5.05%, 6/9/23, resets quarterly off the 3-month LIBOR plus 2.75%	98,997	99,537

	Principal Amount/ Shares	Value
TransDigm, Inc., 2017 Extended Term Loan F, 4.65%, 6/9/23, resets monthly off the 1-month LIBOR plus 2.75%	$189,039	$190,071
		2,001,730
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term Loan B, 7.15%, 8/12/22, resets monthly off the 1-month LIBOR plus 5.25%	366,164	368,453
Commercial Services and Supplies — 0.5%
Pre-Paid Legal Services, Inc., 2018 1st Lien Term Loan, 4/17/25(7)	133,060	134,536
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 4.65%, 5/2/22, resets monthly off the 1-month LIBOR plus 2.75%	349,541	352,162
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.65%, 3/1/21, resets monthly off the 1-month LIBOR plus 2.75%	465,626	466,596
Sterling Infosystems, Inc., 1st Lien Term Loan, 5.40%, 6/20/22, resets monthly off the 1-month LIBOR plus 3.50%	43,306	43,468
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 6.90%, 3/9/23, resets monthly off the 1-month LIBOR plus 5.00%	64,730	65,522
TNS, Inc., 1st Lien Term Loan, 5.91%, 8/14/22, resets monthly off the 1-month LIBOR plus 4.00%	2,785	2,804
TNS, Inc., 1st Lien Term Loan, 5.91%, 8/14/22, resets monthly off the 1-month LIBOR plus 4.00%	244,427	246,108
		1,311,196
Communications — 0.8%
GTT Communications, Inc., 2017 Add on Term Loan B, 5.19%, 1/9/24, resets monthly off the 1-month LIBOR plus 3.25%	298,489	299,048
MH Sub I, LLC, 2017 1st Lien Term Loan, 5.65%, 9/13/24, resets monthly off the 1-month LIBOR plus 3.75%	766,639	767,754
Parexel International Corporation, Term Loan B, 4.65%, 9/27/24, resets monthly off the 1-month LIBOR plus 2.75%	545,184	547,657
Windstream Services, LLC, Repriced Term Loan B6, 5.90%, 3/29/21, resets monthly off the 1-month LIBOR plus 4.00%	346,302	332,162
		1,946,621
Communications Equipment — 0.4%
Masergy Communications, 2017 1st Lien Term Loan, 5.55%, 12/15/23, resets quarterly off the 3-month LIBOR plus 3.25%	281,122	282,703
Polycom, Inc., 1st Lien Term Loan, 7.15%, 9/27/23, resets monthly off the 1-month LIBOR plus 5.25%	161,274	162,827
Polycom, Inc., 1st Lien Term Loan, 7.15%, 9/27/23, resets monthly off the 1-month LIBOR plus 5.25%	112,935	114,022
Radiate Holdco, LLC, 1st Lien Term Loan, 4.90%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.00%	486,601	482,231
		1,041,783
Construction and Engineering — 0.2%
KBR, Inc., 2018 Term Loan B, 3/28/25(7)	194,444	196,146
SRS Distribution Inc., 2015 Term Loan B, 5.15%, 8/25/22, resets monthly off the 1-month LIBOR plus 3.25%	176,064	177,143
SRS Distribution Inc., 2015 Term Loan B, 5.55%, 8/25/22, resets quarterly off the 3-month LIBOR plus 3.25%	125,333	126,100
		499,389

		Principal Amount/ Shares	Value
Construction Materials — 0.3%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 9.68%, 4/15/20, resets quarterly off the 3-month LIBOR plus 7.50%		$176,969	$159,383
CPG International Inc., 2017 Term Loan, 5.59%, 5/3/24, resets quarterly off the 3-month LIBOR plus 3.75%		340,188	343,431
Pisces Midco, Inc., 2018 Term Loan, 6.09%, 4/12/25, resets quarterly off the 3-month LIBOR plus 3.75%		243,991	246,660
			749,474
Consumer Discretionary — 0.4%
National Vision, Inc., 2017 Repriced Term Loan, 4.65%, 11/20/24, resets monthly off the 1-month LIBOR plus 2.75%		416,588	420,668
NPC International, Inc., 1st Lien Term Loan, 5.40%, 4/19/24, resets monthly off the 1-month LIBOR plus 3.50%		108,564	110,056
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.16%, 5/6/21, resets monthly off the 1-month LIBOR plus 3.25%		503,070	507,346
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.16%, 5/6/21, resets monthly off the 1-month LIBOR plus 3.25%		45,924	46,315
			1,084,385
Consumer Finance†
ASP MCS Acquisition Corp., Term Loan B, 6.65%, 5/18/24, resets monthly off the 1-month LIBOR plus 4.75%		75,245	76,186
Consumer, Cyclical — 0.3%
CH Hold Corp., 1st Lien Term Loan, 4.90%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.00%		77,663	78,294
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	40,325	48,946
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	98,795	119,917
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3.50%, 3/8/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	35,284	42,827
Hayward Industries, Inc., 1st Lien Term Loan, 5.40%, 8/5/24, resets monthly off the 1-month LIBOR plus 3.50%		$497,500	501,234
			791,218
Consumer, Non-cyclical — 0.1%
Concentra Inc., 2018 1st Lien Term Loan, 4.53%, 6/1/22, resets quarterly off the 3-month LIBOR plus 2.75%		131,746	133,063
Moran Foods LLC, Term Loan, 7.90%, 12/5/23, resets monthly off the 1-month LIBOR plus 6.00%		130,939	113,983
			247,046
Containers and Packaging — 0.4%
Berlin Packaging LLC, 2017 Term Loan B, 5.00%, 10/1/21, resets weekly off the 1-week LIBOR plus 3.25%		92,042	92,381
Berlin Packaging LLC, 2017 Term Loan B, 5.14%, 10/1/21, resets monthly off the 1-month LIBOR plus 3.25%		117,796	118,230
Berlin Packaging LLC, 2017 Term Loan B, 5.00%, 10/1/21, resets weekly off the 1-week LIBOR plus 3.25%		38,246	38,386
BWAY Holding Company, 2017 Term Loan B, 5.59%, 4/3/24, resets quarterly off the 3-month LIBOR plus 3.25%		620,173	624,604
BWAY Holding Company, 2017 Term Loan B, 5.27%, 4/3/24, resets bi-monthly off the 2-month LIBOR plus 3.25%		1,566	1,577

	Principal Amount/ Shares	Value
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.31%, 12/29/23, resets quarterly off the 3-month LIBOR plus 3.00%	$152,704	$153,694
		1,028,872
Diversified Financial Services — 0.1%
AqGen Ascensus, Inc., 2017 Repriced Term Loan, 5.80%, 12/5/22, resets quarterly off the 3-month LIBOR plus 3.50%	135,767	137,294
Travelport Finance (Luxembourg) S.a.r.l., 2018 Term Loan B, 4.40%, 3/17/25, resets quarterly off the 3-month LIBOR plus 2.50%	183,969	184,870
		322,164
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., 2017 Term Loan B, 4.65%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	470,702	464,375
Frontier Communications Corp., 2017 Term Loan B1, 5.66%, 6/15/24, resets monthly off the 1-month LIBOR plus 3.75%	248,747	246,221
Hargray Communications Group, Inc., 2017 Term Loan B, 4.90%, 5/16/24, resets monthly off the 1-month LIBOR plus 3.00%	461,121	463,426
Intelsat Jackson Holdings S.A., 2017 Term Loan B4, 6.46%, 1/2/24, resets quarterly off the 3-month LIBOR plus 4.50%	99,619	103,526
Intelsat Jackson Holdings S.A., 2017 Term Loan B5, 6.625%, 1/2/24	326,455	333,433
Telesat Canada, 2018 Term Loan B, 4.41%, 11/17/23, resets quarterly off the 3-month LIBOR plus 2.50%	197,798	199,066
		1,810,047
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 6.36%, 10/31/24, resets quarterly off the 3-month LIBOR plus 4.00%	72,573	73,026
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, 5.65%, 1/4/23, resets monthly off the 1-month LIBOR plus 3.75%	43,943	44,547
Traverse Midstream Partners LLC, 2017 Term Loan, 5.85%, 9/27/24, resets quarterly off the 3-month LIBOR plus 4.00%	40,662	40,948
		158,521
Energy Equipment and Services — 0.3%
Murray Energy Corporation, Term Loan B2, 9.55%, 4/16/20, resets quarterly off the 3-month LIBOR plus 7.25%	879,194	780,399
Engineering and Construction†
TRC Companies, Inc., Term Loan, 5.40%, 6/21/24, resets monthly off the 1-month LIBOR plus 3.50%	94,760	95,708
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.90%, 10/24/22, resets monthly off the 1-month LIBOR plus 3.00%	219,780	212,454
Financial Services — 0.2%
Asurion LLC, 2017 Term Loan B4, 4.65%, 8/4/22, resets monthly off the 1-month LIBOR plus 2.75%	240,891	242,811
Asurion LLC, 2018 Term Loan B6, 4.65%, 11/3/23, resets monthly off the 1-month LIBOR plus 2.75%	239,934	241,922
		484,733
Food Products†
CHG PPC Parent LLC, 2018 Term Loan B, 4.65%, 3/31/25, resets monthly off the 1-month LIBOR plus 2.75%	81,186	81,694

	Principal Amount/ Shares	Value
Health Care Providers and Services — 0.6%
BioClinica, Inc., 1st Lien Term Loan, 6.625%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%	$15,666	$15,353
BioClinica, Inc., 1st Lien Term Loan, 6.625%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%	202,082	198,040
BioClinica, Inc., 1st Lien Term Loan, 6.625%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%	62,666	61,413
BioClinica, Inc., 1st Lien Term Loan, 6.625%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%	31,333	30,706
BioClinica, Inc., 1st Lien Term Loan, 6.625%, 10/20/23, resets quarterly off the 3-month LIBOR plus 4.25%	791	776
Change Healthcare Holdings, Inc., 2017 Term Loan B, 4.65%, 3/1/24, resets monthly off the 1-month LIBOR plus 2.75%	32,036	32,199
Change Healthcare Holdings, Inc., 2017 Term Loan B, 4.65%, 3/1/24, resets monthly off the 1-month LIBOR plus 2.75%	81,843	82,258
Change Healthcare Holdings, Inc., 2017 Term Loan B, 4.65%, 3/1/24, resets monthly off the 1-month LIBOR plus 2.75%	43,567	43,789
Change Healthcare Holdings, Inc., 2017 Term Loan B, 4.65%, 3/1/24, resets monthly off the 1-month LIBOR plus 2.75%	23,089	23,206
Jaguar Holding Company II, 2018 Term Loan, 4.40%, 8/18/22, resets monthly off the 1-month LIBOR plus 2.50%	319,353	321,476
Jaguar Holding Company II, 2018 Term Loan, 4.80%, 8/18/22, resets quarterly off the 3-month LIBOR plus 2.50%	351,964	354,302
nThrive, Inc., 2016 1st Lien Term Loan, 6.40%, 10/20/22, resets monthly off the 1-month LIBOR plus 4.50%	243,171	244,843
Team Health Holdings, Inc., 1st Lien Term Loan, 4.65%, 2/6/24, resets monthly off the 1-month LIBOR plus 2.75%	94,291	91,580
Tecomet Inc., 2017 Repriced Term Loan, 5.28%, 5/1/24, resets quarterly off the 3-month LIBOR plus 3.50%	92,722	93,649
Tecomet Inc., 2017 Repriced Term Loan, 7.25%, 5/1/24, resets quarterly off the Prime rate plus 2.50%	234	236
		1,593,826
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.15%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	111,129	111,579
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.15%, 2/16/24, resets monthly off the 1-month LIBOR plus 2.25%	71,741	72,031
Aramark Services, Inc., 2017 Term Loan B1, 3.90%, 3/11/25, resets monthly off the 1-month LIBOR plus 2.00%	146,247	147,458
Scientific Games International, Inc., 2018 Term Loan B5, 4.74%, 8/14/24, resets bi-monthly off the 2-month LIBOR plus 2.75%	131,665	132,621
Scientific Games International, Inc., 2018 Term Loan B5, 4.65%, 8/14/24, resets monthly off the 1-month LIBOR plus 2.75%	31,213	31,440
		495,129
Industrial — 0.2%
Compass Power Generation LLC, 2017 Term Loan B, 6.05%, 12/20/24, resets quarterly off the 3-month LIBOR plus 3.75%	128,586	130,353

		Principal Amount/ Shares	Value
EXC Holdings III Corp., EUR 2017 1st Lien Term Loan, 3.50%, 12/2/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	19,922	$24,193
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 5.16%, 12/2/24, resets semi-annually off the 6-month LIBOR plus 3.50%		$137,982	139,074
SIG Combibloc PurchaseCo Sarl, 2017 EUR Term Loan, 3.25%, 3/13/22, resets monthly off the 1-month Euribor plus 3.25%	EUR	83,450	101,201
			394,821
Industrial Conglomerates — 0.3%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 6.24%, 9/1/21, resets bi-monthly off the 2-month LIBOR plus 4.25%		$410,873	360,262
Gates Global LLC, 2017 USD Repriced Term Loan B, 5.05%, 4/1/24, resets quarterly off the 3-month LIBOR plus 2.75%		495,633	499,231
			859,493
Insurance — 0.1%
Alliant Holdings I, Inc., 2015 Term Loan B, 5.15%, 8/12/22, resets monthly off the 1-month LIBOR plus 3.25%		177,512	178,843
Genworth Financial, Inc., Term Loan, 6.40%, 2/22/23, resets monthly off the 1-month LIBOR plus 4.50%		43,475	44,290
			223,133
Internet Software and Services — 0.4%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 5.15%, 10/19/23, resets monthly off the 1-month LIBOR plus 3.25%		691,888	697,402
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 4.79%, 11/3/23, resets quarterly off the 3-month LIBOR plus 3.00%		354,628	354,210
			1,051,612
IT Services — 0.5%
Altran Technologies S.A., EUR 1st Lien Term Loan, 3.25%, 3/20/25, resets bi-monthly off the 2-month Euribor plus 3.25%	EUR	153,561	186,783
First Data Corporation, 2022 USD Term Loan, 4.15%, 7/8/22, resets monthly off the 1-month LIBOR plus 2.25%		$437,500	439,552
First Data Corporation, 2024 USD Term Loan, 4.15%, 4/26/24, resets monthly off the 1-month LIBOR plus 2.25%		322,908	324,407
Netsmart Technologies, Inc., 2016 Term Loan C1, 6.40%, 4/19/23, resets monthly off the 1-month LIBOR plus 4.50%		350,769	354,715
			1,305,457
Life Sciences Tools and Services — 0.1%
INC Research, LLC, 2017 Term Loan B, 4.15%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.25%		66,317	66,649
INC Research, LLC, 2017 Term Loan B, 4.15%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.25%		108,242	108,783
INC Research, LLC, 2017 Term Loan B, 4.15%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.25%		15,245	15,322
INC Research, LLC, 2017 Term Loan B, 4.15%, 8/1/24, resets monthly off the 1-month LIBOR plus 2.25%		5,188	5,214
			195,968
Machinery — 0.3%
Circor International, Inc., 2017 1st Lien Term Loan, 5.39%, 12/11/24, resets monthly off the 1-month LIBOR plus 3.50%		176,055	177,046

		Principal Amount/ Shares	Value
DXP Enterprises, Inc., 2017 Term Loan B, 7.40%, 8/29/23, resets monthly off the 1-month LIBOR plus 5.50%		$66,819	$67,112
Filtration Group Corporation, 2018 EUR Term Loan, 3.50%, 2/27/25, resets quarterly off the 3-month Euribor plus 3.50%	EUR	209,906	253,799
Titan Acquisition Limited, 2018 Term Loan B, 5.06%, 3/28/25, resets bi-monthly off the 2-month LIBOR plus 3.00%		$353,079	353,962
			851,919
Media — 1.2%
Acosta Holdco, Inc., 2015 Term Loan, 5.15%, 9/26/21, resets monthly off the 1-month LIBOR plus 3.25%		129,348	106,153
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 5.15%, 7/23/21, resets monthly off the 1-month LIBOR plus 3.25%		272,172	261,432
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 5.15%, 7/23/21, resets monthly off the 1-month LIBOR plus 3.25%		707	476
Checkout Holding Corp., 1st Lien Term Loan, 5.40%, 4/9/21, resets monthly off the 1-month LIBOR plus 3.50%		350,549	220,320
Checkout Holding Corp., 2nd Lien Term Loan, 8.65%, 4/11/22, resets monthly off the 1-month LIBOR plus 6.75%		38,034	8,006
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.15%, 7/17/25, resets monthly off the 1-month LIBOR plus 2.25%		194,596	194,328
Emerald Expositions Holding, Inc., 2017 Term Loan B, 4.65%, 5/22/24, resets monthly off the 1-month LIBOR plus 2.75%		498,744	504,876
Getty Images, Inc., Term Loan B, 5.80%, 10/18/19, resets quarterly off the 3-month LIBOR plus 3.50%		177,959	169,462
GTT Communications, Inc., 2018 EUR Term Loan, 4/26/25(7)	EUR	372,184	448,325
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.14%, 3/1/25, resets monthly off the 1-month LIBOR plus 3.25%		$38,437	38,551
PSAV Holdings LLC, 2018 1st Lien Term Loan, 5.26%, 3/1/25, resets quarterly off the 3-month LIBOR plus 3.25%		46,508	46,647
Unitymedia Finance LLC, Term Loan B, 4.15%, 9/30/25, resets monthly off the 1-month LIBOR plus 2.25%		189,923	189,912
Unitymedia Hessen GmbH & Co. KG, EUR Term Loan C, 2.75%, 1/15/27, resets semi-annually off the 6-month Euribor plus 2.75%	EUR	98,508	119,342
Virgin Media Bristol LLC, 2017 USD Term Loan, 4.40%, 1/15/26, resets monthly off the 1-month LIBOR plus 2.50%		$193,885	194,996
Ziggo Secured Finance BV, EUR Term Loan F, 3.00%, 4/15/25, resets semi-annually off the 6-month Euribor plus 3.00%	EUR	370,632	448,005
			2,950,831
Metals and Mining — 0.4%
TurboCombustor Technology, Inc, New Term Loan B, 6.80%, 12/2/20, resets quarterly off the 3-month LIBOR plus 4.50%		$299,452	291,591
WireCo WorldGroup, Inc., 1st Lien Term Loan, 7.48%, 9/30/23, resets quarterly off the 3-month LIBOR plus 5.50%		756,018	763,344
			1,054,935
Oil, Gas and Consumable Fuels — 0.2%
Talos Production LLC, 2nd Lien Bridge Term Loan, 11.00%, 4/3/22		500,000	482,500
Ultra Resources, Inc., 1st Lien Term Loan, 4/12/24(7)		119,165	111,978
			594,478

	Principal Amount/ Shares	Value
Personal Products — 0.2%
KIK Custom Products, Inc., 2015 Term Loan B, 5.88%, 5/15/23, resets weekly off the 1-week LIBOR plus 4.00%	$91,710	$92,806
KIK Custom Products, Inc., 2015 Term Loan B, 5.88%, 5/15/23, resets weekly off the 1-week LIBOR plus 4.00%	163,419	165,373
KIK Custom Products, Inc., 2015 Term Loan B, 5.88%, 5/15/23, resets weekly off the 1-week LIBOR plus 4.00%	113,715	115,075
		373,254
Pharmaceuticals — 0.4%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 6.06%, 6/30/23, resets bi-monthly off the 2-month LIBOR plus 4.00%	432,338	436,662
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 4.90%, 6/23/24, resets monthly off the 1-month LIBOR plus 3.00%	663,285	667,500
		1,104,162
Real Estate Management and Development†
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.91%, 3/24/25, resets monthly off the 1-month LIBOR plus 6.00%	46,559	47,257
Retail — 0.1%
IRB Holding Corp., 1st Lien Term Loan, 5.13%, 2/5/25, resets monthly off the 1-month LIBOR plus 3.25%	71,748	72,634
IRB Holding Corp., 1st Lien Term Loan, 5.25%, 2/5/25, resets bi-monthly off the 2-month LIBOR plus 3.25%	89,686	90,793
		163,427
Software — 2.1%
Autodata, Inc., 1st Lien Term Loan, 5.15%, 12/13/24, resets monthly off the 1-month LIBOR plus 3.25%	112,813	113,518
DigiCert, Inc., 2017 Term Loan B1, 6.65%, 10/31/24, resets monthly off the 1-month LIBOR plus 4.75%	135,004	135,616
Epicor Software Corporation, 1st Lien Term Loan, 5.16%, 6/1/22, resets monthly off the 1-month LIBOR plus 3.25%	260,191	261,938
Eze Castle Software Inc., 2017 1st Lien Term Loan, 4.90%, 4/6/20, resets monthly off the 1-month LIBOR plus 3.00%	310,607	313,002
Eze Castle Software Inc., 2017 1st Lien Term Loan, 5.30%, 4/6/20, resets quarterly off the 3-month LIBOR plus 3.00%	186,800	188,240
Intralinks, Inc., 1st Lien Term Loan, 5.91%, 11/11/24, resets monthly off the 1-month LIBOR plus 4.00%	175,699	177,163
Kronos Incorporated, 2017 Term Loan B, 4.88%, 11/1/23, resets quarterly off the 3-month LIBOR plus 3.00%	500,000	504,928
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan, 4.65%, 10/21/23, resets monthly off the 1-month LIBOR plus 2.75%	407,315	410,573
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 5.99%, 4/26/24, resets semi-annually off the 6-month LIBOR plus 3.50%	275,047	274,817
Quest Software US Holdings Inc., 2017 Term Loan B, 7.86%, 10/31/22, resets quarterly off the 3-month LIBOR plus 5.50%	54,598	55,024
Quest Software US Holdings Inc., 2017 Term Loan B, 7.86%, 10/31/22, resets quarterly off the 3-month LIBOR plus 5.50%	146,400	147,544
Quest Software US Holdings Inc., 2017 Term Loan B, 7.86%, 10/31/22, resets quarterly off the 3-month LIBOR plus 5.50%	131,088	132,112
Quest Software US Holdings Inc., 2017 Term Loan B, 7.86%, 10/31/22, resets quarterly off the 3-month LIBOR plus 5.50%	47,372	47,742

		Principal Amount/ Shares	Value
Quest Software US Holdings Inc., 2017 Term Loan B, 7.86%, 10/31/22, resets quarterly off the 3-month LIBOR plus 5.50%		$39,800	$40,111
RP Crown Parent, LLC, 2018 Repriced Term Loan B, 5.11%, 10/12/23, resets quarterly off the 3-month LIBOR plus 2.75%		370,931	374,060
Salient CRGT, Inc., 2017 Term Loan, 7.65%, 2/25/22, resets monthly off the 1-month LIBOR plus 5.75%		107,629	109,244
SolarWinds Holdings, Inc., 2018 Term Loan B, 4.90%, 2/5/24, resets monthly off the 1-month LIBOR plus 3.00%		597,321	601,675
Sophia, L.P., 2017 Term Loan B, 5.55%, 9/30/22, resets quarterly off the 3-month LIBOR plus 3.25%		743,415	747,783
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 7.15%, 6/30/22, resets quarterly off the 3-month LIBOR plus 5.25%		460,340	460,342
Weld North Education, LLC, Term Loan B, 6.09%, 2/7/25, resets quarterly off the 3-month LIBOR plus 4.25%		108,288	109,032
			5,204,464
Specialty Retail — 0.2%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 4.40%, 8/18/23, resets monthly off the 1-month LIBOR plus 2.50%		342,196	344,121
Petco Animal Supplies, Inc., 2017 Term Loan B, 5.61%, 1/26/23, resets quarterly off the 3-month LIBOR plus 3.25%		45,707	31,506
			375,627
Technology Hardware, Storage and Peripherals — 0.3%
Dell Inc., 2017 Term Loan A2, 3.66%, 9/7/21, resets monthly off the 1-month LIBOR plus 1.75%		95,032	95,261
Optiv Security, Inc., 1st Lien Term Loan, 5.125%, 2/1/24, resets monthly off the 1-month LIBOR plus 3.25%		143,032	138,920
Tempo Acquisition LLC, Term Loan, 4.90%, 5/1/24, resets monthly off the 1-month LIBOR plus 3.00%		537,784	541,538
			775,719
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 6.44%, 8/21/22, resets monthly off the 1-month LIBOR plus 4.50%		318,420	278,458
Transportation and Logistics — 0.1%
Silk Bidco AS, EUR Term Loan B, 4.00%, 2/7/25, resets semi-annually off the 6-month Euribor plus 4.00%	EUR	96,125	116,453
Transportation Infrastructure — 0.1%
Commercial Barge Line Company, 2015 1st Lien Term Loan, 11/12/20(7)		$415,423	243,725
Utilities — 0.2%
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, 12/28/24, resets quarterly off the 3-month Euribor plus 3.50%	EUR	163,587	198,454
Research Now Group, Inc., 2017 1st Lien Term Loan, 7.86%, 12/20/24, resets quarterly off the 3-month LIBOR plus 5.50%		$294,808	289,280
			487,734
Wireless Telecommunication Services — 0.4%
Sprint Communications, Inc., 1st Lien Term Loan B, 4.44%, 2/2/24, resets monthly off the 1-month LIBOR plus 2.50%		268,093	269,224
WP CPP Holdings, LLC, 2018 Term Loan, 4/24/25(7)		206,601	207,892

	Principal Amount/ Shares	Value
WP CPP Holdings, LLC, Term Loan B3, 5.27%, 12/28/19, resets monthly off the 1-month LIBOR plus 3.50%	$497,375	$501,571
		978,687
TOTAL BANK LOAN OBLIGATIONS (Cost $37,023,656)		37,115,157
COMMON STOCKS — 14.2%
Aerospace and Defense — 0.2%
United Technologies Corp.	3,590	431,338
Automobiles — 0.4%
General Motors Co.	28,040	1,030,190
Biotechnology — 0.4%
AbbVie, Inc.	3,450	333,097
Amgen, Inc.	1,920	335,002
Gilead Sciences, Inc.	4,620	333,703
		1,001,802
Chemicals — 0.4%
RPM International, Inc.	21,090	1,018,647
Commercial Services and Supplies — 0.1%
KAR Auction Services, Inc.	6,250	324,937
Communications Equipment — 0.4%
Cisco Systems, Inc.	23,400	1,036,386
Consumer Discretionary†
CHC Group LLC (Ordinary Membership Interest)(8)	1,954	14,166
Containers and Packaging — 0.5%
Packaging Corp. of America	2,910	336,658
Sonoco Products Co.	19,650	1,009,224
		1,345,882
Distributors — 0.4%
Genuine Parts Co.	11,400	1,006,848
Electric Utilities — 0.4%
Alliant Energy Corp.	23,040	989,568
Electrical Equipment — 0.4%
Hubbell, Inc.	9,630	1,000,172
Equity Real Estate Investment Trusts (REITs) — 4.2%
AIMS AMP Capital Industrial REIT	373,169	399,107
Automotive Properties Real Estate Investment Trust	27,418	224,221
CapitaLand Retail China Trust	405,300	478,321
Centuria Industrial REIT	81,431	153,835
Charter Hall Retail REIT	115,101	341,851
Chesapeake Lodging Trust	9,733	287,513
Colony NorthStar, Inc., Class A	63,588	388,523
DDR Corp.	42,720	309,720
Dream Global Real Estate Investment Trust	20,914	222,994
Dream Industrial Real Estate Investment Trust	31,939	250,497
Folkestone Education Trust	98,401	211,494
Fortune Real Estate Investment Trust	480,000	568,370
Frasers Logistics & Industrial Trust	358,100	283,858

	Principal Amount/ Shares	Value
HCP, Inc.	13,200	$308,352
Intervest Offices & Warehouses NV	13,720	393,774
Invesco Office J-Reit, Inc.	3,277	416,992
Kimco Realty Corp.	23,685	343,669
Kite Realty Group Trust	31,867	469,082
Kiwi Property Group Ltd.	403,242	388,061
Mercialys SA	13,025	249,092
MGM Growth Properties LLC, Class A	11,800	330,046
NSI NV	6,186	265,745
Park Hotels & Resorts, Inc.	16,857	485,144
Sabra Health Care REIT, Inc.	29,747	544,668
Slate Retail REIT	34,849	335,475
STAG Industrial, Inc.	15,129	371,720
Star Asia Investment Corp.	391	376,065
Sunlight Real Estate Investment Trust	624,500	423,090
Vicinity Centres	212,325	389,335
Wereldhave NV	11,300	452,703
		10,663,317
Food and Staples Retailing — 0.1%
Sysco Corp.	5,340	333,964
Food Products — 0.5%
Hershey Co. (The)	10,520	967,209
Pinnacle Foods, Inc.	5,690	343,676
		1,310,885
Gas Utilities — 0.5%
New Jersey Resources Corp.	23,970	991,159
UGI Corp.	6,850	331,472
		1,322,631
Health Care Equipment and Supplies — 0.1%
Medtronic plc	4,140	331,738
Health Care Providers and Services — 0.2%
Cardinal Health, Inc.	5,370	344,593
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	11,930	752,306
Household Durables — 0.5%
Garmin Ltd.	17,060	1,000,910
Whirlpool Corp.	2,090	323,846
		1,324,756
Industrial Conglomerates — 0.1%
Toshiba Corp.(8)	126,137	337,370
Machinery — 0.3%
Cummins, Inc.	2,060	329,312
PACCAR, Inc.	5,350	340,634
		669,946
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc.	15,400	277,508
Granite Point Mortgage Trust, Inc.	24,667	410,459

	Principal Amount/ Shares	Value
MFA Financial, Inc.	37,600	$282,752
Starwood Property Trust, Inc.	22,191	465,123
TPG RE Finance Trust, Inc.	21,149	418,539
		1,854,381
Multi-Utilities — 0.8%
DTE Energy Co.	9,260	976,004
Public Service Enterprise Group, Inc.	18,870	984,070
		1,960,074
Oil, Gas and Consumable Fuels — 0.9%
Phillips 66	9,400	1,046,314
Valero Energy Corp.	9,590	1,063,819
		2,110,133
Pharmaceuticals — 0.5%
Eli Lilly & Co.	4,100	332,387
Johnson & Johnson	7,860	994,211
		1,326,598
Real Estate Investment Trusts (REITs) — 0.1%
New South Resources Ltd.	249,410	300,048
Real Estate Management and Development — 0.1%
VICI Properties, Inc.	14,967	272,100
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc.	1,440	330,365
Texas Instruments, Inc.	3,260	330,662
		661,027
Specialty Retail — 0.1%
Penske Automotive Group, Inc.	7,310	329,681
Technology Hardware, Storage and Peripherals — 0.1%
HP, Inc.	15,770	338,897
Trading Companies and Distributors — 0.1%
Aircastle Ltd.	6,330	124,068
TOTAL COMMON STOCKS (Cost $36,272,456)		35,868,449
CORPORATE BONDS — 12.7%
Aerospace and Defense — 0.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(2)	$49,000	49,396
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(2)	327,000	337,627
		387,023
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(2)	750,000	777,187
Airlines — 0.4%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(2)	445,000	440,550
United Continental Holdings, Inc., 5.00%, 2/1/24	522,000	520,695
		961,245
Auto Components — 0.1%
Allison Transmission, Inc., 5.00%, 10/1/24(2)	156,000	153,613

	Principal Amount/ Shares	Value
Automobiles — 0.1%
Tesla, Inc., 5.30%, 8/15/25(2)	$344,000	$305,730
Commercial Services and Supplies — 0.8%
APTIM Corp., 7.75%, 6/15/25(2)	388,000	340,470
Iron Mountain, Inc., 5.25%, 3/15/28(2)	240,000	227,100
KAR Auction Services, Inc., 5.125%, 6/1/25(2)	440,000	427,900
Live Nation Entertainment, Inc., 4.875%, 11/1/24(2)	350,000	343,437
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(2)	170,000	169,575
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	318,000	342,248
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(2)	114,000	113,715
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(2)	120,000	117,180
		2,081,625
Communications Equipment — 0.5%
CB Escrow Corp., 8.00%, 10/15/25(2)	179,000	170,945
ViaSat, Inc., 5.625%, 9/15/25(2)	212,000	203,520
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	272,000	281,167
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	573,000	595,318
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	32,000	31,840
		1,282,790
Construction and Engineering — 0.4%
AECOM, 5.125%, 3/15/27	760,000	732,222
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(2)	212,000	215,180
SBA Communications Corp., 4.875%, 7/15/22	126,000	126,630
		1,074,032
Construction Materials — 0.5%
American Woodmark Corp., 4.875%, 3/15/26(2)	169,000	163,507
CPG Merger Sub LLC, 8.00%, 10/1/21(2)	518,000	533,540
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(2)	556,000	540,710
		1,237,757
Consumer Finance — 0.1%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	102,000	101,745
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)	69,000	67,189
		168,934
Consumer Staples — 0.4%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(2)	323,000	309,273
Sabre GLBL, Inc., 5.375%, 4/15/23(2)	292,000	296,292
Sabre GLBL, Inc., 5.25%, 11/15/23(2)	303,000	307,166
		912,731
Containers and Packaging — 1.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(2)	750,000	760,312
Ball Corp., 4.875%, 3/15/26	166,000	166,000
Berry Global, Inc., 5.125%, 7/15/23	100,000	101,000
Berry Global, Inc., 4.50%, 2/15/26(2)	279,000	267,143
BWAY Holding Co., 7.25%, 4/15/25(2)	395,000	406,732

		Principal Amount/ Shares	Value
Multi-Color Corp., 4.875%, 11/1/25(2)		$450,000	$420,750
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	105,000	129,923
W/S Packaging Holdings, Inc., 9.00%, 4/15/23(2)		$250,000	256,250
			2,508,110
Diversified Consumer Services†
Service Corp. International, 4.625%, 12/15/27		86,000	84,306
Diversified Financial Services — 0.2%
Intrum Justitia AB, 3.125%, 7/15/24(2)	EUR	195,000	232,225
Travelport Corporate Finance plc, 6.00%, 3/15/26(2)		$277,000	283,925
			516,150
Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(2)		462,000	530,145
Iridium Communications, Inc., 10.25%, 4/15/23(2)		84,000	87,780
Level 3 Financing, Inc., 5.625%, 2/1/23		600,000	609,000
			1,226,925
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.375%, 6/15/24		263,000	266,616
Energy Equipment and Services†
Nabors Industries, Inc., 5.75%, 2/1/25(2)		106,000	100,568
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		66,000	62,641
SBA Communications Corp., 4.875%, 9/1/24		212,000	204,315
			266,956
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		99,000	98,629
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(2)		156,000	155,025
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		400,000	402,500
Post Holdings, Inc., 5.00%, 8/15/26(2)		485,000	455,900
			1,112,054
Health Care Equipment and Supplies — 0.2%
MEDNAX, Inc., 5.25%, 12/1/23(2)		492,000	489,540
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		159,000	161,433
HCA, Inc., 5.375%, 2/1/25		644,000	642,390
HCA, Inc., 4.50%, 2/15/27		175,000	167,562
			971,385
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)		228,000	220,519
Aramark Services, Inc., 5.00%, 2/1/28(2)		139,000	135,582
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(2)		313,000	314,565
IRB Holding Corp., 6.75%, 2/15/26(2)		183,000	177,053
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(2)		20,000	19,975
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)		347,000	349,603
Scientific Games International, Inc., 5.00%, 10/15/25(2)		61,000	59,075

		Principal Amount/ Shares	Value
Scientific Games International, Inc., 3.375%, 2/15/26(2)	EUR	111,000	$130,372
Six Flags Entertainment Corp., 4.875%, 7/31/24(2)		$384,000	375,360
			1,782,104
Industrial†
Pisces Midco, Inc., 8.00%, 4/15/26(2)		100,000	100,530
Industrial Conglomerates — 0.3%
Core & Main LP, 6.125%, 8/15/25(2)		219,000	215,715
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22(2)		406,000	411,116
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(2)		194,000	187,695
			814,526
Insurance — 0.1%
Genworth Holdings, Inc., 4.90%, 8/15/23		239,000	191,200
Genworth Holdings, Inc., 4.80%, 2/15/24		67,000	53,265
			244,465
Internet Software and Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28(2)		407,000	408,017
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(2)		250,000	244,025
Machinery — 0.3%
SPX FLOW, Inc., 5.875%, 8/15/26(2)		138,000	141,450
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(2)		469,000	468,414
TriMas Corp., 4.875%, 10/15/25(2)		156,000	150,442
Welbilt, Inc., 9.50%, 2/15/24		40,000	44,600
			804,906
Media — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(2)		269,000	274,380
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	391,605
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)		476,000	473,620
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)		111,000	104,281
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(2)		119,000	110,477
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/28(2)		332,000	338,225
CSC Holdings LLC, 5.375%, 2/1/28(2)		287,000	269,063
GTT Communications, Inc., 7.875%, 12/31/24(2)		480,000	492,000
Lamar Media Corp., 5.75%, 2/1/26		381,000	394,097
National CineMedia LLC, 5.75%, 8/15/26		390,000	358,800
Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		219,000	209,829
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(2)		171,000	170,192
WMG Acquisition Corp., 5.50%, 4/15/26(2)		219,000	220,643
			3,807,212
Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.875%, 7/15/24(2)		198,000	191,565
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(2)		43,000	39,963

		Principal Amount/ Shares	Value
Oil, Gas and Consumable Fuels — 1.2%
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)		$279,000	$270,979
Gulfport Energy Corp., 6.00%, 10/15/24		445,000	424,975
Murray Energy Corp., 11.25%, 4/15/21(2)		255,000	112,200
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)		309,000	311,317
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(2)		125,000	126,875
Range Resources Corp., 5.00%, 3/15/23		415,000	401,305
Resolute Energy Corp., 8.50%, 5/1/20		11,000	11,028
Resolute Energy Corp., 8.50%, 5/1/20(2)		91,000	91,228
SM Energy Co., 5.00%, 1/15/24		84,000	80,430
SM Energy Co., 5.625%, 6/1/25		344,000	335,400
SRC Energy, Inc., 6.25%, 12/1/25(2)		421,000	427,315
Ultra Resources, Inc., 7.125%, 4/15/25(2)		125,000	83,984
WildHorse Resource Development Corp., 6.875%, 2/1/25		250,000	255,000
WildHorse Resource Development Corp., 6.875%, 2/1/25(2)		202,000	206,040
			3,138,076
Pharmaceuticals — 0.1%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(2)		133,000	135,620
Software — 0.2%
CDK Global, Inc., 4.875%, 6/1/27		256,000	247,040
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(2)		194,000	205,155
			452,195
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)		215,000	204,519
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)		219,000	208,050
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		377,000	370,402
United Rentals North America, Inc., 5.875%, 9/15/26		77,000	80,561
United Rentals North America, Inc., 5.50%, 5/15/27		296,000	296,000
			1,159,532
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)		105,000	111,376
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 3.125%, 12/15/27(2)	EUR	213,000	255,266
Transportation and Logistics — 0.1%
Avolon Holdings Funding Ltd., 5.50%, 1/15/23(2)		$66,000	66,000
Wabash National Corp., 5.50%, 10/1/25(2)		135,000	131,963
			197,963
Wireless Telecommunication Services — 0.5%
Sprint Corp., 7.875%, 9/15/23		365,000	392,375
T-Mobile USA, Inc., 6.00%, 4/15/24		150,000	157,455
T-Mobile USA, Inc., 6.375%, 3/1/25		262,000	275,755
T-Mobile USA, Inc., 6.50%, 1/15/26		398,000	423,870
			1,249,455
TOTAL CORPORATE BONDS (Cost $32,594,499)			32,022,073

	Principal Amount/ Shares	Value
COLLATERALIZED LOAN OBLIGATIONS(1) — 10.5%
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 7.99%, 5/10/18, resets quarterly off the 3-month LIBOR plus 6.18%(2)	$1,000,000	$1,006,271
Ares XLI Clo Ltd., Series 2016-41A, Class D, VRN, 6.55%, 7/16/18, resets quarterly off the 3-month LIBOR plus 4.20%(2)	1,000,000	1,015,664
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 5.00%, 7/16/18, resets quarterly off the 3-month LIBOR plus 2.65%(2)	750,000	750,070
Atrium XII, Series 12A, Class DR, VRN, 5.16%, 7/23/18, resets quarterly off the 3-month LIBOR plus 2.80%(2)	1,000,000	1,002,696
Bluemountain CLO Ltd., Series 2016-3A, Class C, VRN, 4.24%, 5/15/18, resets quarterly off the 3-month LIBOR plus 2.40%	800,000	803,989
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 4.94%, 7/17/18, resets quarterly off the 3-month LIBOR plus 2.60%(2)	1,000,000	1,003,312
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 6.36%, 7/23/18, resets quarterly off the 3-month LIBOR plus 4.00%(2)	1,000,000	1,013,967
Covenant Credit Partners CLO II Ltd., Series 2014-2A, Class D, VRN, 6.00%, 7/17/18, resets quarterly off the 3-month LIBOR plus 3.65%(2)	1,000,000	1,004,106
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 5.84%, 5/25/18, resets quarterly off the 3-month LIBOR plus 3.90%(2)	1,000,000	1,007,188
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 5.00%, 7/16/18, resets quarterly off the 3-month LIBOR plus 2.65%(2)	1,000,000	1,001,283
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 4.32%, 7/17/18, resets quarterly off the 3-month LIBOR plus 2.60%(2)	1,000,000	1,000,668
Magnetite XIV Ltd., Series 2015-14X, Class E, VRN, 7.61%, 7/18/18, resets quarterly off the 3-month LIBOR plus 5.25%	500,000	499,109
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, VRN, 6.08%, 5/29/18, resets quarterly off the 3-month LIBOR plus 4.10%(2)	1,000,000	999,853
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 4.57%, 5/15/18, resets quarterly off the 3-month LIBOR plus 3.15%(2)	1,000,000	1,002,269
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 7.36%, 7/20/18, resets quarterly off the 3-month LIBOR plus 5.00%(2)	1,250,000	1,255,718
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 6.36%, 7/30/18, resets quarterly off the 3-month LIBOR plus 4.00%(2)	500,000	501,939
Shackleton CLO, Series 2014-6A, Class D, VRN, 5.95%, 7/17/18, resets quarterly off the 3-month LIBOR plus 3.60%(2)	750,000	753,294
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, VRN, 6.26%, 7/30/18, resets quarterly off the 3-month LIBOR plus 3.90%(2)	1,500,000	1,505,597
Sound Point CLO Ltd., Series 2014-1A, Class D, VRN, 5.76%, 7/18/18, resets quarterly off the 3-month LIBOR plus 3.40%(2)	300,000	300,959
SOUND POINT CLO XVII, Series 2017-3A, Class D, VRN, 8.86%, 7/20/18, resets quarterly off the 3-month LIBOR plus 6.50%(2)	250,000	253,549

	Principal Amount/ Shares	Value
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, VRN, 5.45%, 10/22/18, resets quarterly off the 3-month LIBOR plus 2.95%(2)	$1,000,000	$996,250
TICP CLO Ltd., Series 2016-6A, Class D, VRN, 6.55%, 7/16/18, resets quarterly off the 3-month LIBOR plus 4.20%(2)	1,000,000	1,011,286
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 5.15%, 10/22/18, resets quarterly off the 3-month LIBOR plus 2.80%(2)	1,000,000	1,002,120
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 4.86%, 7/16/18, resets quarterly off the 3-month LIBOR plus 2.51%(2)	1,000,000	980,348
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 5.45%, 7/16/18, resets quarterly off the 3-month LIBOR plus 3.10%(2)	1,000,000	1,000,229
Vibrant CLO III Ltd., Series 2015-3A, Class C, VRN, 6.01%, 7/20/18, resets quarterly off the 3-month LIBOR plus 3.65%(2)	1,250,000	1,254,877
Voya CLO Ltd., Series 2014-4A, Class D, VRN, 7.85%, 7/16/18, resets quarterly off the 3-month LIBOR plus 5.50%(2)	1,100,000	1,104,009
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 5.64%, 5/24/18, resets quarterly off the 3-month LIBOR plus 3.70%(2)	1,500,000	1,505,527
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,322,845)		26,536,147
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 7.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 4.72%, 5/15/18, resets monthly off the 1-month LIBOR plus 2.83%(2)	1,000,000	998,706
BX Trust, Series 2017-SLCT, Class E, VRN, 5.05%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.15%(2)	2,000,000	2,013,761
BX Trust, Series 2017-SLCT, Class F, VRN, 6.15%, 5/15/18, resets monthly off the 1-month LIBOR plus 4.25%(2)	1,000,000	1,009,387
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, VRN, 4.40%, 5/15/18, resets monthly off the 1-month LIBOR plus 2.50%(2)	1,000,000	1,005,155
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 5.64%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.74%(2)	1,000,000	1,010,994
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.25%, 5/1/18(4)	32,709	32,673
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 3.70%, 5/15/18, resets monthly off the 1-month LIBOR plus 1.80%(2)	1,000,000	1,003,914
GS Mortgage Securities Trust, Series 2013-GC12, Class D, VRN, 4.58%, 5/1/18(2)(4)	1,500,000	1,303,779
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, VRN, 3.75%, 5/15/18, resets monthly off the 1-month LIBOR plus 1.85%(2)	1,000,000	1,004,264
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 5.65%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.75%(2)	260,208	257,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 5.75%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.85%(2)	300,000	300,597

	Principal Amount/ Shares	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, VRN, 5.45%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.55%(2)	$1,000,000	$1,001,673
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, VRN, 5.65%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.75%(2)	1,000,000	1,005,788
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.88%, 5/1/18(2)(4)	1,000,000	981,612
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 7.50%, 5/15/18, resets monthly off the 1-month LIBOR plus 5.60%(2)	1,194,512	1,204,965
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, VRN, 4.95%, 5/15/18, resets monthly off the 1-month LIBOR plus 3.05%(2)	2,500,000	2,516,796
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(2)	1,000,000	985,726
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 3/15/47(2)	1,000,000	864,169
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,465,457)		18,501,696
EXCHANGE-TRADED FUNDS — 6.7%
iShares Global Financials ETF	101,976	7,066,937
iShares International Select Dividend ETF	156,118	5,309,573
iShares Mortgage Real Estate ETF	60,738	2,587,439
Utilities Select Sector SPDR Fund	38,752	1,998,053
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,011,473)		16,962,002
EXCHANGE-TRADED NOTES — 5.0%
ETRACS Alerian MLP Infrastructure Index ETN	208,725	4,660,829
JPMorgan Alerian MLP Index ETN	300,418	7,798,852
TOTAL EXCHANGE-TRADED NOTES (Cost $14,181,071)		12,459,681
PREFERRED STOCKS — 2.2%
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Homes 4 Rent, 6.50%	6,144	155,689
American Homes 4 Rent, 6.35%	6,048	150,111
Ashford Hospitality Trust, Inc., 7.375%	4,101	93,421
Cedar Realty Trust, Inc., 6.50%	6,700	131,588
Colony NorthStar, Inc., 8.50%	4,136	103,772
Colony NorthStar, Inc., 8.75%	6,038	153,244
Colony NorthStar, Inc., 7.125%	6,576	151,248
Colony NorthStar, Inc., 7.125%	3,124	71,914
DDR Corp., 6.50%	6,419	143,786
DDR Corp., 6.25%	6,441	140,092
Digital Realty Trust, Inc., 6.35%	5,191	133,928
Digital Realty Trust, Inc., 7.375%	5,103	132,729
Digital Realty Trust, Inc., 5.875%	4,765	118,649
Digital Realty Trust, Inc., 6.625%	3,200	83,840
Digital Realty Trust, Inc., 5.25%	3,000	69,990
GGP, Inc., 6.375%	6,321	154,865
Gladstone Commercial Corp., 7.00%	4,493	112,325
Hersha Hospitality Trust, 6.875%	4,877	117,097
Hersha Hospitality Trust, 6.50%	2,927	68,258

	Principal Amount/ Shares	Value
Hersha Hospitality Trust, 6.50%	2,877	$66,315
Kimco Realty Corp., 5.625%	5,319	118,773
Kimco Realty Corp., 5.50%	5,363	117,718
Kimco Realty Corp., 6.00%	1,165	28,088
LaSalle Hotel Properties, 6.375%	2,900	71,166
LaSalle Hotel Properties, 6.30%	6,400	155,008
Monmouth Real Estate Investment Corp., 6.125%	6,489	155,671
National Retail Properties, Inc., 5.70%	2,955	70,447
National Retail Properties, Inc., 5.20%	5,407	122,360
Pebblebrook Hotel Trust, 6.50%	6,295	154,165
Pebblebrook Hotel Trust, 6.375%	3,200	78,928
Pennsylvania Real Estate Investment Trust, 7.375%	4,716	102,762
Pennsylvania Real Estate Investment Trust, 7.20%	6,172	129,735
PS Business Parks, Inc., 5.20%	6,483	145,543
PS Business Parks, Inc., 5.70%	2,900	70,615
PS Business Parks, Inc., 5.75%	2,758	67,985
PS Business Parks, Inc., 5.25%	5,544	127,124
Public Storage, 4.90%	4,798	109,442
Public Storage, 4.95%	4,820	111,294
Public Storage, 5.125%	2,900	71,688
Public Storage, 5.40%	4,599	114,055
Public Storage, 5.20%	2,999	70,387
Rexford Industrial Realty, Inc., 5.875%	6,501	154,139
Rexford Industrial Realty, Inc., 5.875%	4,700	109,698
Sabra Health Care REIT, Inc., 7.125%	2,947	74,205
Sunstone Hotel Investors, Inc., 6.95%	6,055	151,981
Taubman Centers, Inc., 6.25%	4,208	100,024
VEREIT, Inc., 6.70%	2,907	73,169
Vornado Realty Trust, 5.40%	6,396	145,189
Vornado Realty Trust, 5.70%	4,747	113,453
Washington Prime Group, Inc., 6.875%	2,530	50,094
TOTAL PREFERRED STOCKS (Cost $5,929,069)		5,517,767
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 2.0%
Private Sponsor Collateralized Mortgage Obligation — 0.4%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.30%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.40%	$1,115,146	981,324
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FNMA, Series 2016-C05, Class 2M2, VRN, 6.35%, 5/25/18, resets monthly off the 1-month LIBOR plus 4.45%	1,500,000	1,689,259
FNMA, Series 2016-C06, Class 1M2, VRN, 6.15%, 5/25/18, resets monthly off the 1-month LIBOR plus 4.25%	1,000,000	1,139,259
GNMA, Series 2012-87, IO, VRN, 0.46%, 5/1/18(4)	4,863,638	118,618
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 5/1/18(4)	4,266,210	138,683
GNMA, Series 2014-126, IO, SEQ, VRN, 0.74%, 5/1/18(4)	4,635,321	246,834
GNMA, Series 2014-126, IO, SEQ, VRN, 0.96%, 5/1/18(4)	5,705,010	354,453

	Principal Amount/ Shares	Value
GNMA, Series 2015-85, IO, VRN, 0.61%, 5/1/18(4)	$6,489,098	$294,957
		3,982,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,254,222)		4,963,387
CONVERTIBLE BONDS — 0.2%
Energy Equipment and Services — 0.1%
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $82,540)(9)(10)	114,377	126,386
Oil, Gas and Consumable Fuels — 0.1%
Whiting Petroleum Corp., 1.25%, 4/1/20	245,000	234,589
TOTAL CONVERTIBLE BONDS (Cost $312,432)		360,975
TEMPORARY CASH INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,972,811)	18,972,811	18,972,811
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.5% (Cost $256,702,631)		255,682,826
CORPORATE BONDS SOLD SHORT — (0.1)%
Equity Real Estate Investment Trusts (REITs) — (0.1)%
CBL & Associates LP, 5.25%, 12/1/23 (Proceeds $198,920)	$(198,000)	(165,760)
OTHER ASSETS AND LIABILITIES — (1.4)%		(3,651,150)
TOTAL NET ASSETS — 100.0%		$251,865,916

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,886,567	EUR	2,330,000	State Street Bank & Trust Co.	5/18/18	$69,869

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	67	June 2018	USD	3,350	$8,867,450	$333,097

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Final maturity date indicated, unless otherwise noted.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,373,396, which represented 43.4% of total net assets. Of these securities, 0.7% of total assets were deemed illiquid under policies approved by the Board of Directors.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(8)	Non-income producing.

(9)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(10)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $126,386, which represented 0.1% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $256,702,631)	$255,682,826
Cash	28,459
Deposits with broker for futures contracts	417,688
Deposits with broker for securities sold short	1,002,032
Deposits with broker for swap agreements	108,408
Receivable for investments sold	16,980,750
Receivable for capital shares sold	437,351
Receivable for variation margin on futures contracts	69,440
Unrealized appreciation on forward foreign currency exchange contracts	69,869
Interest and dividends receivable	1,004,549
275,801,372

Liabilities
Securities sold short, at value (proceeds of $198,920)	165,760
Foreign currency overdraft payable, at value (cost of $187,429)	201,927
Payable for investments purchased	22,892,147
Payable for capital shares redeemed	282,965
Accrued management fees	372,752
Distribution and service fees payable	15,574
Interest expense payable on securities sold short	4,331
23,935,456

Net Assets	$251,865,916

Net Assets Consist of:
Capital (par value and paid-in surplus)	$250,117,050
Undistributed net investment income	797,534
Undistributed net realized gain	1,556,758
Net unrealized depreciation	(605,426)
$251,865,916

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$113,565,678	11,666,697	$9.73
I Class, $0.01 Par Value	$110,647,562	11,363,532	$9.74
Y Class, $0.01 Par Value	$400,046	41,081	$9.74
A Class, $0.01 Par Value	$11,135,201	1,144,121	$9.73*
C Class, $0.01 Par Value	$16,103,520	1,663,354	$9.68
R Class, $0.01 Par Value	$8,853	911	$9.72
R6 Class, $0.01 Par Value	$5,056	519	$9.74
*Maximum offering price $10.32 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,371,248
Dividends (net of foreign taxes withheld of $30,679)	1,746,273
6,117,521

Expenses:
Management fees	2,422,045
Distribution and service fees:
A Class	13,499
C Class	82,025
R Class	291
Directors' fees and expenses	2,293
Interest expense on securities sold short	10,499
Other expenses	1,936
2,532,588
Fees waived(1)	(110,738)
2,421,850

Net investment income (loss)	3,695,671

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,413,832
Securities sold short transactions	(22,957)
Forward foreign currency exchange contract transactions	(26,633)
Futures contract transactions	(248,154)
Swap agreement transactions	51,694
Foreign currency translation transactions	(14,078)
2,153,704

Change in net unrealized appreciation (depreciation) on:
Investments	(4,334,189)
Securities sold short	32,582
Forward foreign currency exchange contracts	54,543
Futures contracts	609,410
Swap agreements	(37,788)
Translation of assets and liabilities in foreign currencies	(21,894)
(3,697,336)

Net realized and unrealized gain (loss)	(1,543,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,152,039

(1)	Amount consists of $51,268, $47,285, $59, $4,738, $7,174, $47 and $167 for Investor Class, I Class,
Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$3,695,671	$4,611,793
Net realized gain (loss)	2,153,704	2,163,403
Change in net unrealized appreciation (depreciation)	(3,697,336)	3,190,445
Net increase (decrease) in net assets resulting from operations	2,152,039	9,965,641

Distributions to Shareholders
From net investment income:
Investor Class	(1,749,130)	(2,069,991)
I Class	(1,736,210)	(1,441,260)
Y Class	(1,430)	(68)
A Class	(141,699)	(379,667)
C Class	(161,574)	(169,405)
R Class	(77)	(19,673)
R6 Class	(84)	(83,364)
From net realized gains:
Investor Class	(28,796)	—
I Class	(26,383)	—
Y Class	(1)	—
A Class	(2,451)	—
C Class	(3,926)	—
R Class	(1)	—
R6 Class	(1)	—
Decrease in net assets from distributions	(3,851,763)	(4,163,428)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(23,560,952)	184,197,316

Net increase (decrease) in net assets	(25,260,676)	189,999,529

Net Assets
Beginning of period	277,126,592	87,127,063
End of period	$251,865,916	$277,126,592

Undistributed net investment income	$797,534	$892,067

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide diverse sources of income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on short sales, futures contracts, options contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP assists the investment advisor in making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were ArrowMark Colorado Holdings LLC, Bain Capital Credit, LP, Good Hill Partners LP and Timbercreek Investment Management (U.S.) LLC . PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From November 1, 2017 through March 15, 2018, the investment advisor agreed to waive 0.08% of the fund’s management fee. Effective March 16, 2018, the investment advisor agreed to waive 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until May 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	2.00%	1.91%
I Class	1.80%	1.71%
Y Class	1.65%	1.56%
A Class	2.00%	1.91%
C Class	2.00%	1.91%
R Class	2.00%	1.91%
R6 Class	1.65%	1.56%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2018 totaled $104,892,486, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2018 totaled $116,839,294, of which $5,580,104 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	85,000,000		85,000,000
Sold	3,313,451	$32,470,010	21,278,884	$205,803,534
Issued in reinvestment of distributions	180,706	1,764,120	213,104	2,062,883
Redeemed	(4,749,561)	(46,576,568)	(12,942,093)	(125,895,056)
	(1,255,404)	(12,342,438)	8,549,895	81,971,361
I Class/Shares Authorized	80,000,000		80,000,000
Sold	3,239,636	31,779,002	13,030,700	127,074,687
Issued in reinvestment of distributions	180,580	1,762,593	148,092	1,441,260
Redeemed	(3,732,252)	(36,612,892)	(2,253,142)	(22,017,262)
	(312,036)	(3,071,297)	10,925,650	106,498,685
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	40,420	395,033	516	5,001
Issued in reinvestment of distributions	147	1,431	7	68
Redeemed	(9)	(83)	—	—
	40,558	396,381	523	5,069
A Class/Shares Authorized	35,000,000		35,000,000
Sold	440,715	4,304,846	3,793,956	36,555,230
Issued in reinvestment of distributions	14,678	143,273	38,810	374,267
Redeemed	(690,504)	(6,750,145)	(4,598,086)	(44,713,379)
	(235,111)	(2,302,026)	(765,320)	(7,783,882)
C Class/Shares Authorized	35,000,000		35,000,000
Sold	273,136	2,658,186	1,440,556	13,860,944
Issued in reinvestment of distributions	16,547	160,941	17,181	165,765
Redeemed	(545,243)	(5,304,915)	(825,437)	(7,985,144)
	(255,560)	(2,485,788)	632,300	6,041,565
R Class/Shares Authorized	20,000,000		20,000,000
Sold	519	5,135	482	4,947
Issued in reinvestment of distributions	8	78	2,044	19,673
Redeemed	(80,401)	(785,517)	(128,452)	(1,249,609)
	(79,874)	(780,304)	(125,926)	(1,224,989)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	510	5,000	—	—
Issued in reinvestment of distributions	9	85	8,636	83,364
Redeemed	(304,206)	(2,980,565)	(142,727)	(1,393,857)
	(303,687)	(2,975,480)	(134,091)	(1,310,493)
Net increase (decrease)	(2,401,114)	$(23,560,952)	19,083,031	$184,197,316

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Asset-Backed Securities	—	$46,402,681	—
Bank Loan Obligations	—	37,115,157	—
Common Stocks	$28,391,985	7,476,464	—
Corporate Bonds	—	32,022,073	—
Collateralized Loan Obligations	—	26,536,147	—
Commercial Mortgage-Backed Securities	—	18,501,696	—
Exchange-Traded Funds	16,962,002	—	—
Exchange-Traded Notes	12,459,681	—	—
Preferred Stocks	5,517,767	—	—
Collateralized Mortgage Obligations	—	4,963,387	—
Convertible Bonds	—	360,975	—
Temporary Cash Investments	18,972,811	—	—
	$82,304,246	$173,378,580	—
Other Financial Instruments
Futures Contracts	$333,097	—	—
Forward Foreign Currency Exchange Contracts	—	$69,869	—
	$333,097	$69,869	—

Liabilities
Securities Sold Short
Corporate Bonds	—	$165,760	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,052,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or option contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments held during the period was 120 purchased options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these equity price risk derivative instruments held during the period was $251,500 futures contracts purchased and $78,058 futures contracts sold.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,840,879.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $1,000,000 futures contracts sold.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$69,440	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	69,869	Unrealized depreciation on forward foreign currency exchange contracts	—
		$139,309		—
* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$51,694	Change in net unrealized appreciation (depreciation) on swap agreements	$(37,788)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(248,661)	Change in net unrealized appreciation (depreciation) on futures contracts	609,410
Equity Price Risk	Net realized gain (loss) on investment transactions	(32,452)	Change in net unrealized appreciation (depreciation) on investments	23,104
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(26,633)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	54,543
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	507	Change in net unrealized appreciation (depreciation) on futures contracts	—
		$(255,545)		$649,269

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$256,711,258
Gross tax appreciation of investments	$4,261,776
Gross tax depreciation of investments	(5,290,208)
Net tax appreciation (depreciation) of investments	(1,028,432)
Gross tax appreciation on securities sold short	33,160
Gross tax depreciation on securities sold short	—
Net tax appreciation (depreciation)	$(995,272)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2017, the fund had accumulated short-term capital losses of $(806,273) and accumulated long-term capital losses of $(51,662), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(4)	$9.80	0.14	(0.06)	0.08	(0.15)	—(5)	(0.15)	$9.73	0.81%	1.92%(6)	2.01%(6)	2.91%(6)	2.82%(6)	45%	$113,566
2017	$9.48	0.22	0.29	0.51	(0.19)	—	(0.19)	$9.80	5.45%	1.94%	2.02%	2.33%	2.25%	65%	$126,656
2016	$9.61	0.24	0.04	0.28	(0.41)	—	(0.41)	$9.48	3.03%	2.00%	2.01%	2.57%	2.56%	98%	$41,447
2015(7)	$10.00	0.10	(0.49)	(0.39)	—	—	—	$9.61	(3.90)%	2.00%(6)	2.00%(6)	2.55%(6)	2.55%(6)	23%	$21,898
I Class
2018(4)	$9.80	0.15	(0.05)	0.10	(0.16)	—(5)	(0.16)	$9.74	1.01%	1.72%(6)	1.81%(6)	3.11%(6)	3.02%(6)	45%	$110,648
2017	$9.48	0.27	0.26	0.53	(0.21)	—	(0.21)	$9.80	5.66%	1.74%	1.82%	2.53%	2.45%	65%	$114,472
2016	$9.61	0.26	0.05	0.31	(0.44)	—	(0.44)	$9.48	3.19%	1.80%	1.81%	2.77%	2.76%	98%	$7,111
2015(7)	$10.00	0.11	(0.50)	(0.39)	—	—	—	$9.61	(3.80)%	1.80%(6)	1.80%(6)	2.75%(6)	2.75%(6)	23%	$5,769
Y Class
2018(4)	$9.81	0.16	(0.07)	0.09	(0.16)	—(5)	(0.16)	$9.74	0.99%	1.57%(6)	1.66%(6)	3.26%(6)	3.17%(6)	45%	$400
2017(8)	$9.69	0.15	0.10	0.25	(0.13)	—	(0.13)	$9.81	2.61%	1.59%(6)	1.67%(6)	2.80%(6)	2.72%(6)	65%(9)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(4)	$9.80	0.13	(0.07)	0.06	(0.13)	—(5)	(0.13)	$9.73	0.68%	2.17%(6)	2.26%(6)	2.66%(6)	2.57%(6)	45%	$11,135
2017	$9.48	0.18	0.31	0.49	(0.17)	—	(0.17)	$9.80	5.19%	2.19%	2.27%	2.08%	2.00%	65%	$13,515
2016	$9.60	0.22	0.04	0.26	(0.38)	—	(0.38)	$9.48	2.80%	2.25%	2.26%	2.32%	2.31%	98%	$20,328
2015(7)	$10.00	0.09	(0.49)	(0.40)	—	—	—	$9.60	(4.00)%	2.25%(6)	2.25%(6)	2.30%(6)	2.30%(6)	23%	$9,673
C Class
2018(4)	$9.75	0.09	(0.06)	0.03	(0.10)	—(5)	(0.10)	$9.68	0.31%	2.92%(6)	3.01%(6)	1.91%(6)	1.82%(6)	45%	$16,104
2017	$9.43	0.12	0.30	0.42	(0.10)	—	(0.10)	$9.75	4.42%	2.94%	3.02%	1.33%	1.25%	65%	$18,705
2016	$9.57	0.14	0.05	0.19	(0.33)	—	(0.33)	$9.43	2.03%	3.00%	3.01%	1.57%	1.56%	98%	$12,129
2015(7)	$10.00	0.06	(0.49)	(0.43)	—	—	—	$9.57	(4.30)%	3.00%(6)	3.00%(6)	1.55%(6)	1.55%(6)	23%	$9,687
R Class
2018(4)	$9.78	0.09	(0.03)	0.06	(0.12)	—(5)	(0.12)	$9.72	0.66%	2.42%(6)	2.51%(6)	2.41%(6)	2.32%(6)	45%	$9
2017	$9.46	0.16	0.30	0.46	(0.14)	—	(0.14)	$9.78	4.93%	2.44%	2.52%	1.83%	1.75%	65%	$790
2016	$9.59	0.19	0.04	0.23	(0.36)	—	(0.36)	$9.46	2.50%	2.50%	2.51%	2.07%	2.06%	98%	$1,956
2015(7)	$10.00	0.08	(0.49)	(0.41)	—	—	—	$9.59	(4.10)%	2.50%(6)	2.50%(6)	2.05%(6)	2.05%(6)	23%	$1,917

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2018(4)	$9.81	0.13	(0.04)	0.09	(0.16)	—(5)	(0.16)	$9.74	0.98%	1.57%(6)	1.66%(6)	3.26%(6)	3.17%(6)	45%	$5
2017	$9.48	0.25	0.31	0.56	(0.23)	—	(0.23)	$9.81	5.93%	1.59%	1.67%	2.68%	2.60%	65%	$2,983
2016	$9.62	0.27	0.04	0.31	(0.45)	—	(0.45)	$9.48	3.39%	1.65%	1.66%	2.92%	2.91%	98%	$4,157
2015(7)	$10.00	0.12	(0.50)	(0.38)	—	—	—	$9.62	(3.80)%	1.65%(6)	1.65%(6)	2.90%(6)	2.90%(6)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2018 (unaudited).

(5)	Per-share amount was less than $0.005.

(6)	Annualized.

(7)	May 29, 2015 (fund inception) through October 31, 2015.

(8)	April 10, 2017 (commencement of sale) through October 31, 2017.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92370 1806

SEMIANNUAL REPORT
APRIL 30, 2018

AC Alternatives® Long Short Fund
Investor Class (ALEVX)
I Class (ALEJX)
Y Class (ALYEX)
A Class (ALEQX)
C Class (ALEHX)
R Class (ALEWX)
R6 Class (ALEDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Types of Investments in Portfolio	% of net assets
Common Stocks	73.1%
Exchange-Traded Funds Sold Short	(10.3)%
Common Stocks Sold Short	(8.6)%
Temporary Cash Investments	17.8%
Other Assets and Liabilities	28.0%*
*Amount relates primarily to deposits with broker for securities sold short.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$987.60	$12.86	2.61%
I Class	$1,000	$988.50	$11.88	2.41%
Y Class	$1,000	$989.40	$11.15	2.26%
A Class	$1,000	$985.70	$14.08	2.86%
C Class	$1,000	$982.70	$17.75	3.61%
R Class	$1,000	$985.60	$15.31	3.11%
R6 Class	$1,000	$989.40	$11.15	2.26%
Hypothetical
Investor Class	$1,000	$1,011.85	$13.02	2.61%
I Class	$1,000	$1,012.84	$12.03	2.41%
Y Class	$1,000	$1,013.59	$11.28	2.26%
A Class	$1,000	$1,010.61	$14.26	2.86%
C Class	$1,000	$1,006.89	$17.96	3.61%
R Class	$1,000	$1,009.37	$15.49	3.11%
R6 Class	$1,000	$1,013.59	$11.28	2.26%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 73.1%
Automobiles — 1.3%
Volkswagen AG Preference Shares	1,810	$374,824
Banks — 1.8%
ABN AMRO Group NV CVA	8,886	275,550
ING Groep NV	6,001	100,678
KBC Group NV	1,684	146,742
		522,970
Chemicals — 0.8%
BASF SE	1,123	116,670
Koninklijke DSM NV	1,043	107,628
		224,298
Communications Equipment — 2.0%
ARRIS International plc(2)	9,660	260,820
Cisco Systems, Inc.	2,000	88,580
CommScope Holding Co., Inc.(2)	900	34,398
Lumentum Holdings, Inc.(2)	100	5,045
Telefonaktiebolaget LM Ericsson, B Shares	23,572	178,758
		567,601
Diversified Telecommunication Services — 0.1%
Ooma, Inc.(2)	2,825	30,086
Electrical Equipment — 1.0%
ABB Ltd.	12,861	299,638
Electronic Equipment, Instruments and Components — 0.6%
Hexagon AB, B Shares	1,972	113,555
Orbotech Ltd.(2)	1,200	70,104
		183,659
Food Products — 0.4%
Nestle SA	1,395	107,846
Health Care Equipment and Supplies — 1.3%
Koninklijke Philips NV	8,955	378,032
Industrial Conglomerates — 0.4%
Rheinmetall AG	831	108,697
Insurance — 2.1%
Allianz SE	1,619	383,001
Swiss Life Holding AG(2)	309	108,149
Zurich Insurance Group AG	339	108,138
		599,288
Internet and Direct Marketing Retail — 0.1%
JD.com, Inc. ADR(2)	900	32,859
Internet Software and Services — 6.8%
Alphabet, Inc., Class A(2)(3)	440	448,175
Alphabet, Inc., Class C(2)(3)	510	518,838
Cornerstone OnDemand, Inc.(2)	1,600	70,608
DocuSign, Inc.(2)	433	16,727
eBay, Inc.(2)(3)	9,100	344,708
Facebook, Inc., Class A(2)(3)	1,800	309,600

6

	Shares	Value
GoDaddy, Inc., Class A(2)	1,300	$83,928
LogMeIn, Inc.	1,360	149,872
Okta, Inc.(2)	422	18,066
		1,960,522
IT Services — 3.9%
DXC Technology Co.	1,724	177,675
Euronet Worldwide, Inc.(2)	1,600	124,976
Fidelity National Information Services, Inc.	700	66,479
Pagseguro Digital Ltd., Class A(2)	7,725	256,702
Visa, Inc., Class A(3)	4,000	507,520
		1,133,352
Machinery — 1.9%
Alfa Laval AB	3,740	92,797
Sandvik AB	15,173	258,129
SKF AB, B Shares	9,681	196,845
		547,771
Media — 0.5%
Time Warner, Inc.	900	85,320
Twenty-First Century Fox, Inc., Class A	1,400	51,184
		136,504
Multi-Utilities — 0.4%
E.ON SE	10,067	110,088
Real Estate Management and Development — 0.4%
Vonovia SE	2,204	110,532
Semiconductors and Semiconductor Equipment — 26.5%
Advanced Energy Industries, Inc.(2)	400	23,820
Applied Materials, Inc.	10,600	526,502
Broadcom, Inc.	4,200	963,564
Cavium, Inc.(2)(3)	3,535	265,160
Cypress Semiconductor Corp.	7,256	105,792
Infineon Technologies AG	2,432	62,287
Inphi Corp.(2)	7,015	200,489
Integrated Device Technology, Inc.(2)(3)	12,026	334,684
Lam Research Corp.(3)	6,923	1,281,170
Lattice Semiconductor Corp.(2)	36,400	197,288
Marvell Technology Group Ltd.	15,400	308,924
Maxim Integrated Products, Inc.	3,924	213,858
Microchip Technology, Inc.(3)	5,200	435,032
Micron Technology, Inc.(2)(3)	24,100	1,108,118
ON Semiconductor Corp.(2)(3)	7,451	164,518
Qorvo, Inc.(2)	6,075	409,455
STMicroelectronics NV	15,106	329,342
Synaptics, Inc.(2)(3)	8,767	381,540
Teradyne, Inc.(3)	10,185	331,522
		7,643,065
Software — 11.0%
Adobe Systems, Inc.(2)	300	66,480
Fortinet, Inc.(2)(3)	5,044	279,236
Microsoft Corp.(3)	2,500	233,800
Nuance Communications, Inc.(2)	33,500	493,120
Oracle Corp. (New York)	9,100	415,597

7

	Shares	Value
SailPoint Technologies Holding, Inc.(2)	1,680	$40,471
salesforce.com, Inc.(2)(3)	1,600	193,584
SAP SE	3,467	386,426
Splunk, Inc.(2)	780	80,067
Synopsys, Inc.(2)	6,806	581,981
Temenos Group AG(2)	625	78,477
TiVo Corp.(3)	15,359	217,330
Verint Systems, Inc.(2)(3)	2,500	105,250
		3,171,819
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.(3)	4,900	809,774
Electronics For Imaging, Inc.(2)(3)	9,569	265,061
NetApp, Inc.	1,400	93,212
Western Digital Corp.(3)	6,100	480,619
Xerox Corp.(3)	15,100	474,895
		2,123,561
Textiles, Apparel and Luxury Goods — 1.9%
adidas AG	442	108,680
Cie Financiere Richemont SA	2,309	219,280
Moncler SpA	1,813	81,786
Pandora A/S	1,347	149,685
		559,431
Tobacco — 0.5%
Swedish Match AB	2,983	133,327
TOTAL COMMON STOCKS (Cost $17,625,314)		21,059,770
TEMPORARY CASH INVESTMENTS — 17.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,129,733)	5,129,733	5,129,733
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 90.9% (Cost $22,755,047)		26,189,503
SECURITIES SOLD SHORT — (18.9)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (10.3)%
Technology Select Sector SPDR Fund (Proceeds $2,039,963)	(45,400)	(2,971,884)
COMMON STOCKS SOLD SHORT — (8.6)%
Automobiles — (1.6)%
Tesla, Inc.	(1,575)	(462,892)
Biotechnology — (1.5)%
Intrexon Corp.	(23,300)	(423,594)
Health Care Equipment and Supplies — (1.9)%
Abaxis, Inc.	(4,300)	(286,251)
Nevro Corp.	(2,700)	(241,272)
		(527,523)
Internet and Direct Marketing Retail — (0.9)%
Netflix, Inc.	(850)	(265,591)
Pharmaceuticals — (1.0)%
Canopy Growth Corp.	(12,492)	(292,951)

8

	Shares	Value
Software — (1.7)%
Snap, Inc., Class A	(33,900)	$(485,787)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,152,819)		(2,458,338)
TOTAL SECURITIES SOLD SHORT (Proceeds $4,192,782)		(5,430,222)
OTHER ASSETS AND LIABILITIES(1) — 28.0%		8,039,728
TOTAL NET ASSETS — 100.0%		$28,799,009

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Micron Technology, Inc.	22	Call	$80.00	1/18/19	$101,156	$(11,155)	$(1,606)
Microsoft Corp.	9	Put	$77.50	1/18/19	$84,168	(2,934)	(1,886)
Microsoft Corp.	9	Call	$115.00	1/18/19	$84,168	(1,390)	(1,246)
Tesla, Inc.	34	Put	$50.00	1/18/19	$999,260	(6,457)	(4,828)
Tesla, Inc.	16	Put	$100.00	1/18/19	$470,240	(8,464)	(6,760)
						$(30,400)	$(16,326)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Exchange Index	2	May 2018	EUR	400	$267,097	$(5,076)
Cotation Assistée en Continu 40 Index	13	May 2018	EUR	130	859,195	(26,114)
Deutscher Aktienindex Index	1	June 2018	EUR	25	380,726	(7,670)
EURO STOXX 50 Index	51	June 2018	EUR	510	2,139,552	(66,941)
FTSE 100 Index	4	June 2018	GBP	40	410,807	(18,178)
OMX Stockholm 30 Index	13	May 2018	SEK	1,300	232,338	(386)
					$4,289,715	$(124,365)

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	639,000	USD	660,670	State Street Bank and Trust	5/16/18	$(15,183)
CHF	298,000	USD	303,164	State Street Bank and Trust	7/18/18	(427)
CHF	213,000	USD	225,892	State Street Bank and Trust	5/15/19	(3,160)
CHF	913,000	USD	960,037	State Street Bank and Trust	5/15/19	(5,319)
USD	481,178	CHF	462,000	State Street Bank and Trust	5/16/18	14,488
USD	184,468	CHF	177,000	State Street Bank and Trust	5/16/18	5,671
USD	932,822	CHF	913,000	State Street Bank and Trust	7/18/18	5,310
USD	310,389	CHF	305,000	State Street Bank and Trust	7/18/18	541
USD	683,727	CHF	639,000	State Street Bank and Trust	5/15/19	15,529
USD	519,446	CHF	487,000	State Street Bank and Trust	5/15/19	10,194
DKK	135,000	USD	22,896	State Street Bank and Trust	5/15/19	(273)
DKK	936,000	USD	158,008	State Street Bank and Trust	5/15/19	(1,159)
USD	153,764	DKK	936,000	State Street Bank and Trust	7/18/18	1,137
USD	183,397	DKK	1,071,000	State Street Bank and Trust	5/15/19	3,925
EUR	3,357,000	USD	4,155,966	State Street Bank and Trust	5/16/18	(98,327)
EUR	379,000	USD	460,947	State Street Bank and Trust	7/18/18	(558)
EUR	214,000	USD	272,799	State Street Bank and Trust	5/15/19	(5,945)
EUR	148,000	USD	187,833	State Street Bank and Trust	5/15/19	(3,279)
EUR	1,379,000	USD	1,739,960	State Street Bank and Trust	5/15/19	(20,373)
EUR	1,616,000	USD	2,030,221	State Street Bank and Trust	5/15/19	(15,100)
USD	352,117	EUR	285,000	State Street Bank and Trust	5/16/18	7,635
USD	3,796,422	EUR	3,072,000	State Street Bank and Trust	5/16/18	83,266
USD	1,977,338	EUR	1,616,000	State Street Bank and Trust	7/18/18	14,308
USD	314,204	EUR	258,000	State Street Bank and Trust	7/18/18	800
USD	4,286,973	EUR	3,357,000	State Street Bank and Trust	5/15/19	100,858
GBP	57,000	USD	81,182	State Street Bank and Trust	5/16/18	(2,662)
GBP	86,000	USD	122,475	State Street Bank and Trust	5/16/18	(4,006)
USD	67,372	GBP	48,000	State Street Bank and Trust	5/16/18	1,250
NOK	2,279,000	USD	294,258	State Street Bank and Trust	5/16/18	(10,053)
NOK	625,000	USD	78,442	State Street Bank and Trust	7/18/18	(314)
NOK	31,000	USD	3,882	State Street Bank and Trust	7/18/18	(7)
NOK	1,062,000	USD	138,184	State Street Bank and Trust	5/15/19	(3,787)
NOK	561,000	USD	72,200	State Street Bank and Trust	5/15/19	(1,205)
NOK	656,000	USD	84,045	State Street Bank and Trust	5/15/19	(1,028)
USD	293,064	NOK	2,279,000	State Street Bank and Trust	5/16/18	8,859
USD	83,017	NOK	656,000	State Street Bank and Trust	7/18/18	1,014
USD	298,499	NOK	2,279,000	State Street Bank and Trust	5/15/19	10,088
SEK	5,821,000	USD	694,589	State Street Bank and Trust	5/16/18	(29,205)
SEK	1,048,000	USD	128,591	State Street Bank and Trust	5/15/19	(5,045)
SEK	2,200,000	USD	266,883	State Street Bank and Trust	5/15/19	(7,530)
SEK	2,573,000	USD	310,142	State Street Bank and Trust	5/15/19	(6,817)
USD	693,767	SEK	5,821,000	State Street Bank and Trust	5/16/18	28,384
USD	302,297	SEK	2,573,000	State Street Bank and Trust	7/18/18	6,701
USD	418,840	SEK	3,604,000	State Street Bank and Trust	7/18/18	4,798
USD	194,900	SEK	1,696,000	State Street Bank and Trust	7/18/18	57
USD	716,079	SEK	5,821,000	State Street Bank and Trust	5/15/19	29,853
						$113,904

10

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value**
Purchased
Morgan Stanley Capital Services LLC	4,076	Accor SA	EUR	185,500	$6,200
Morgan Stanley Capital Services LLC	6,513	ACS Actividades de Construccion y Servicios SA	EUR	223,068	4,425
Morgan Stanley Capital Services LLC	486	Aeroports de Paris	EUR	80,823	9,083
Morgan Stanley Capital Services LLC	940	Airbus SE	EUR	87,258	4,733
Morgan Stanley Capital Services LLC	3,806	AXA SA	EUR	82,216	9,501
Morgan Stanley Capital Services LLC	314,489	Banco Comercial Portugues SA	EUR	86,363	633
Morgan Stanley Capital Services LLC	10,271	Bankinter SA	EUR	93,145	(5,179)
Morgan Stanley Capital Services LLC	966	BNP Paribas SA	EUR	58,425	3,890
Morgan Stanley Capital Services LLC	4,496	Bouygues SA	EUR	184,332	5,684
Morgan Stanley Capital Services LLC	4,202	Carnival plc	GBP	192,708	6,146
Morgan Stanley Capital Services LLC	3,090	CRH plc	EUR	85,691	6,178
Morgan Stanley Capital Services LLC	3,093	CRH plc	GBP	75,871	5,177
Morgan Stanley Capital Services LLC	2,269	Eiffage	EUR	207,112	19,362
Morgan Stanley Capital Services LLC	795	Essilor International Cie Generale d'Optique SA	EUR	87,139	2,953
Morgan Stanley Capital Services LLC	273	Eurofins Scientific SE	EUR	126,926	(6,479)
Morgan Stanley Capital Services LLC	1,972	Euronext NV	EUR	112,099	5,725
Morgan Stanley Capital Services LLC	197	Kering	EUR	75,992	21,869
Morgan Stanley Capital Services LLC	1,240	L'Oreal	EUR	235,743	12,279
Morgan Stanley Capital Services LLC	1,119	LVMH Moet Hennessy Louis Vuitton SE	EUR	314,509	9,684
Morgan Stanley Capital Services LLC	6,495	Mondi plc	GBP	126,225	6,947
Morgan Stanley Capital Services LLC	17,319	Ocado Group plc	GBP	91,278	1,423
Morgan Stanley Capital Services LLC	3,993	Schneider Electric SE	EUR	298,726	(66)
Morgan Stanley Capital Services LLC	5,631	Smith & Nephew plc	GBP	71,688	12,826
Morgan Stanley Capital Services LLC	4,859	Smurfit Kappa Group plc	EUR	175,674	(6,279)
Morgan Stanley Capital Services LLC	5,398	TechnipFMC plc	EUR	146,298	245
Morgan Stanley Capital Services LLC	1,828	Ubisoft Entertainment	EUR	125,724	22,387
Morgan Stanley Capital Services LLC	1,072	Vinci SA	EUR	86,919	2,071
Morgan Stanley Capital Services LLC	2,941	Weir Group plc (The)	GBP	64,060	(1,973)
Morgan Stanley Capital Services LLC	1,821	Whitbread plc	GBP	76,233	2,228
					$161,673

*
The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

** Amount represents value and unrealized appreciation (depreciation).

11

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Amount relates primarily to deposits with broker for securities sold short.

(2)	Non-income producing.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $4,256,116.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $22,755,047)	$26,189,503
Cash	41,404
Foreign currency holdings, at value (cost of $150,611)	150,831
Deposits with broker for securities sold short	5,708,998
Deposits with broker for swap agreements	1,050,000
Deposits with broker for futures contracts	312,058
Receivable for investments sold	975,105
Receivable for capital shares sold	162
Unrealized appreciation on forward foreign currency exchange contracts	354,666
Swap agreements, at value	181,649
Dividends and interest receivable	60,029
35,024,405

Liabilities
Securities sold short, at value (proceeds of $4,192,782)	5,430,222
Written options, at value (premiums received $30,400)	16,326
Payable for investments purchased	415,500
Payable for variation margin on futures contracts	10,881
Unrealized depreciation on forward foreign currency exchange contracts	240,762
Swap agreements, at value	19,976
Accrued management fees	79,870
Distribution and service fees payable	9,445
Dividend expense payable on securities sold short	2,414
6,225,396

Net Assets	$28,799,009

Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,725,753
Accumulated net investment loss	(654,212)
Undistributed net realized gain	2,327,274
Net unrealized appreciation	2,400,194
$28,799,009

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$11,789,981	1,091,626	$10.80
I Class, $0.01 Par Value	$3,708,001	341,704	$10.85
Y Class, $0.01 Par Value	$5,303	487	$10.89
A Class, $0.01 Par Value	$5,571,695	519,144	$10.73*
C Class, $0.01 Par Value	$5,466,830	518,510	$10.54
R Class, $0.01 Par Value	$1,125,606	105,477	$10.67
R6 Class, $0.01 Par Value	$1,131,593	103,909	$10.89
*Maximum offering price $11.38 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,834)	$221,277
Interest	137,295
358,572

Expenses:
Dividend expense on securities sold short	54,624
Fees and charges on borrowings for securities sold short	55,135
Management fees	566,626
Distribution and service fees:
A Class	11,216
C Class	44,121
R Class	4,489
Directors' fees and expenses	430
Other expenses	1,309
737,950
Fees waived(1)	(60,425)
677,525

Net investment income (loss)	(318,953)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,256,585
Securities sold short transactions	672,068
Forward foreign currency exchange contract transactions	(12,592)
Futures contract transactions	45,507
Swap agreement transactions	43,758
Written options contract transactions	4,721
Foreign currency translation transactions	(120,672)
2,889,375

Change in net unrealized appreciation (depreciation) on:
Investments	(3,407,293)
Securities sold short	378,467
Forward foreign currency exchange contracts	(58,988)
Futures contracts	38,736
Swap agreements	3,652
Written options contracts	14,074
Translation of assets and liabilities in foreign currencies	39,245
(2,992,107)

Net realized and unrealized gain (loss)	(102,732)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(421,685)

(1)	Amount consists of $23,244, $7,190, $7, $11,216, $11,030, $2,245 and $5,493 for the Investor Class,
I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$(318,953)	$(864,828)
Net realized gain (loss)	2,889,375	3,008,710
Change in net unrealized appreciation (depreciation)	(2,992,107)	3,717,529
Net increase (decrease) in net assets resulting from operations	(421,685)	5,861,411

Distributions to Shareholders
From net realized gains:
Investor Class	(551,994)	—
I Class	(171,279)	—
Y Class	(158)	—
A Class	(270,366)	—
C Class	(270,074)	—
R Class	(54,352)	—
R6 Class	(131,832)	—
Decrease in net assets from distributions	(1,450,055)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,233,721)	(9,837,674)

Net increase (decrease) in net assets	(20,105,461)	(3,976,263)

Net Assets
Beginning of period	48,904,470	52,880,733
End of period	$28,799,009	$48,904,470

Accumulated net investment loss	$(654,212)	$(335,259)

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Long Short Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or at the closing price of the reference entity on the exchange where primarily traded. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

16

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on short sales, futures contracts, options contracts, forward commitments, swap agreements and certain foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

17

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital
Management LP (PWP) as a consultant for the fund. PWP provides ACIM with information regarding its views with respect to current and potential managers for the fund, views on portfolio allocation and alternative investment strategies, and general market insights. PWP will not have investment discretion with respect to the fund and will not provide advisory services to the fund. The fund’s subadvisors at the period end were Sirios Capital Management, L.P., Three Bridges Capital, LP and Columbia Management Investment Advisers, LLC. ACIM determines the percentage of the fund’s portfolio allocated to each subadvisor in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund. ACIM owns 97% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2018, the investment advisor agreed to waive 0.25% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	2.40%	2.15%
I Class	2.20%	1.95%
Y Class	2.05%	1.80%
A Class	2.40%	2.15%
C Class	2.40%	2.15%
R Class	2.40%	2.15%
R6 Class	2.05%	1.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.

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The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2018 were $56,808,616 and $67,589,860, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	41,639	$460,744	91,226	$970,471
Issued in reinvestment of distributions	50,549	551,994	—	—
Redeemed	(662,503)	(7,244,745)	(436,994)	(4,695,341)
	(570,315)	(6,232,007)	(345,768)	(3,724,870)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	2,299	26,138	—	—
Issued in reinvestment of distributions	15,627	171,279	—	—
Redeemed	(189,957)	(2,085,728)	(114,744)	(1,237,526)
	(172,031)	(1,888,311)	(114,744)	(1,237,526)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	473	5,000
Issued in reinvestment of distributions	14	158	—	—
	14	158	473	5,000
A Class/Shares Authorized	35,000,000		35,000,000
Issued in reinvestment of distributions	24,896	270,366	—	—
Redeemed	(316,689)	(3,441,855)	(191,064)	(2,045,472)
	(291,793)	(3,171,489)	(191,064)	(2,045,472)
C Class/Shares Authorized	35,000,000		35,000,000
Issued in reinvestment of distributions	25,240	270,074	—	—
Redeemed	(316,789)	(3,381,125)	(190,764)	(2,019,027)
	(291,549)	(3,111,051)	(190,764)	(2,019,027)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	1,487	16,385	476	5,059
Issued in reinvestment of distributions	5,028	54,352	—	—
Redeemed	(63,690)	(687,872)	(38,197)	(407,398)
	(57,175)	(617,135)	(37,721)	(402,339)
R6 Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	11,985	131,832	—	—
Redeemed	(303,494)	(3,345,718)	(38,260)	(413,440)
	(291,509)	(3,213,886)	(38,260)	(413,440)
Net increase (decrease)	(1,674,358)	$(18,233,721)	(917,848)	$(9,837,674)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	—	$374,824	—
Banks	—	522,970	—
Chemicals	—	224,298	—
Communications Equipment	$388,843	178,758	—
Electrical Equipment	—	299,638	—
Electronic Equipment, Instruments and Components	70,104	113,555	—
Food Products	—	107,846	—
Health Care Equipment and Supplies	—	378,032	—
Industrial Conglomerates	—	108,697	—
Insurance	—	599,288	—
Machinery	—	547,771	—
Multi-Utilities	—	110,088	—
Real Estate Management and Development	—	110,532	—
Semiconductors and Semiconductor Equipment	7,251,436	391,629	—
Software	2,706,916	464,903	—
Textiles, Apparel and Luxury Goods	—	559,431	—
Tobacco	—	133,327	—
Other Industries	5,416,884	—	—
Temporary Cash Investments	5,129,733	—	—
	$20,963,916	$5,225,587	—
Other Financial Instruments
Swap Agreements	—	$181,649	—
Forward Foreign Currency Exchange Contracts	—	354,666	—
	—	$536,315	—

20

	Level 1	Level 2	Level 3
Liabilities
Securities Sold Short
Exchange-Traded Funds	$2,971,884	—	—
Common Stocks
Pharmaceuticals	—	$292,951	—
Other Industries	2,165,387	—	—
	$5,137,271	$292,951	—
Other Financial Instruments
Futures Contracts	—	$124,365	—
Swap Agreements	—	19,976	—
Forward Foreign Currency Exchange Contracts	—	240,762	—
Written Options Contracts	$16,326	—	—
	$16,326	$385,103	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts, total return swap agreements or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments during the period was 27 purchased options contracts and 57 written options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these equity price risk derivative instruments held during the period was $436 futures contracts purchased and $1,729 futures contracts sold.

A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net

21

realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average swap agreement units held during the period was 421,737.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $14,268,460.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$10,881
Equity Price Risk	Swap agreements	$181,649	Swap agreements	19,976
Equity Price Risk	Written options	—	Written options	16,326
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	354,666	Unrealized depreciation on forward foreign currency exchange contracts	240,762
		$536,315		$287,945

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$45,507	Change in net unrealized appreciation (depreciation) on futures contracts	$38,736
Equity Price Risk	Net realized gain (loss) on investment transactions	(12,434)	Change in net unrealized appreciation (depreciation) on investments	—
Equity Price Risk	Net realized gain (loss) on written options contract transactions	4,721	Change in net unrealized appreciation (depreciation) on written options contracts	14,074
Equity Price Risk	Net realized gain (loss) on swap agreement transactions	43,758	Change in net unrealized appreciation (depreciation) on swap agreements	3,652
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(12,592)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(58,988)
		$68,960		$(2,526)

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Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
State Street Bank and Trust	$354,666	$(240,762)	—	$113,904
Morgan Stanley Capital Services LLC	181,649	(19,976)	—	161,673
	$536,315	$(260,738)	—	$275,577

Liabilities
State Street Bank and Trust	$240,762	$(240,762)	—	—
Morgan Stanley Capital Services LLC	19,976	(19,976)	—	—
	$260,738	$(260,738)	—	—

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

23

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$22,821,362
Gross tax appreciation of investments	$3,891,786
Gross tax depreciation of investments	(523,645)
Net tax appreciation (depreciation) of investments	3,368,141
Gross tax appreciation on securities sold short	19,258
Gross tax depreciation on securities sold short	(1,281,704)
Net tax appreciation (depreciation) of investments	$2,105,695

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Subsequent Events

On May 30, 2018, the Board of Directors approved a plan of liquidation for the fund. The liquidation date is expected to be July 30, 2018.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(4)	$11.27	(0.06)	(0.08)	(0.14)	—	(0.33)	(0.33)	$10.80	(1.24)%	2.61%(5)	2.86%(5)	2.16%(5)	(1.13)%(5)	(1.38)%(5)	165%	$11,790
2017	$10.05	(0.15)	1.37	1.22	—	—	—	$11.27	12.14%	2.78%	2.81%	2.39%	(1.45)%	(1.48)%	314%	$18,729
2016	$10.11	(0.15)	0.17	0.02	(0.08)	—	(0.08)	$10.05	0.18%	3.14%	3.14%	2.42%	(1.55)%	(1.55)%	410%	$20,168
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.10%	2.75%(5)	2.75%(5)	2.40%(5)	(2.28)%(5)	(2.28)%(5)	81%	$20,227
I Class
2018(4)	$11.31	(0.05)	(0.08)	(0.13)	—	(0.33)	(0.33)	$10.85	(1.15)%	2.41%(5)	2.66%(5)	1.96%(5)	(0.93)%(5)	(1.18)%(5)	165%	$3,708
2017	$10.06	(0.13)	1.38	1.25	—	—	—	$11.31	12.43%	2.58%	2.61%	2.19%	(1.25)%	(1.28)%	314%	$5,810
2016	$10.11	(0.13)	0.16	0.03	(0.08)	—	(0.08)	$10.06	0.22%	2.94%	2.94%	2.22%	(1.35)%	(1.35)%	410%	$6,324
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.20%	2.55%(5)	2.55%(5)	2.20%(5)	(2.08)%(5)	(2.08)%(5)	81%	$6,068
Y Class
2018(4)	$11.34	(0.04)	(0.08)	(0.12)	—	(0.33)	(0.33)	$10.89	(1.06)%	2.26%(5)	2.51%(5)	1.81%(5)	(0.78)%(5)	(1.03)%(5)	165%	$5
2017(7)	$10.58	(0.06)	0.82	0.76	—	—	—	$11.34	7.18%	2.32%(5)	2.38%(5)	2.01%(5)	(1.07)%(5)	(1.13)%(5)	314%(3)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(4)	$11.22	(0.08)	(0.08)	(0.16)	—	(0.33)	(0.33)	$10.73	(1.43)%	2.86%(5)	3.11%(5)	2.41%(5)	(1.38)%(5)	(1.63)%(5)	165%	$5,572
2017	$10.02	(0.18)	1.38	1.20	—	—	—	$11.22	11.98%	3.03%	3.06%	2.64%	(1.70)%	(1.73)%	314%	$9,097
2016	$10.11	(0.18)	0.16	(0.02)	(0.07)	—	(0.07)	$10.02	(0.17)%	3.39%	3.39%	2.67%	(1.80)%	(1.80)%	410%	$10,044
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.10%	3.00%(5)	3.00%(5)	2.65%(5)	(2.53)%(5)	(2.53)%(5)	81%	$10,112
C Class
2018(4)	$11.06	(0.11)	(0.08)	(0.19)	—	(0.33)	(0.33)	$10.54	(1.73)%	3.61%(5)	3.86%(5)	3.16%(5)	(2.13)%(5)	(2.38)%(5)	165%	$5,467
2017	$9.96	(0.26)	1.36	1.10	—	—	—	$11.06	11.04%	3.78%	3.81%	3.39%	(2.45)%	(2.48)%	314%	$8,962
2016	$10.11	(0.25)	0.16	(0.09)	(0.06)	—	(0.06)	$9.96	(0.92)%	4.14%	4.14%	3.42%	(2.55)%	(2.55)%	410%	$9,969
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.10%	3.75%(5)	3.75%(5)	3.40%(5)	(3.28)%(5)	(3.28)%(5)	81%	$10,109
R Class
2018(4)	$11.17	(0.09)	(0.08)	(0.17)	—	(0.33)	(0.33)	$10.67	(1.44)%	3.11%(5)	3.36%(5)	2.66%(5)	(1.63)%(5)	(1.88)%(5)	165%	$1,126
2017	$10.00	(0.20)	1.37	1.17	—	—	—	$11.17	11.60%	3.28%	3.31%	2.89%	(1.95)%	(1.98)%	314%	$1,816
2016	$10.11	(0.20)	0.16	(0.04)	(0.07)	—	(0.07)	$10.00	(0.42)%	3.64%	3.64%	2.92%	(2.05)%	(2.05)%	410%	$2,004
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.10%	3.25%(5)	3.25%(5)	2.90%(5)	(2.78)%(5)	(2.78)%(5)	81%	$2,022
R6 Class
2018(4)	$11.34	(0.04)	(0.08)	(0.12)	—	(0.33)	(0.33)	$10.89	(1.06)%	2.26%(5)	2.51%(5)	1.81%(5)	(0.78)%(5)	(1.03)%(5)	165%	$1,132
2017	$10.08	(0.12)	1.38	1.26	—	—	—	$11.34	12.50%	2.43%	2.46%	2.04%	(1.10)%	(1.13)%	314%	$4,485
2016	$10.11	(0.11)	0.16	0.05	(0.08)	—	(0.08)	$10.08	0.45%	2.79%	2.79%	2.07%	(1.20)%	(1.20)%	410%	$4,370
2015(6)	$10.00	(0.01)	0.12	0.11	—	—	—	$10.11	1.20%	2.40%(5)	2.40%(5)	2.05%(5)	(1.93)%(5)	(1.93)%(5)	81%	$2,023

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(4)	Six months ended April 30, 2018 (unaudited).

(5)	Annualized.

(6)	October 15, 2015 (fund inception) through October 31, 2015.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92369 1806

Semiannual Report

April 30, 2018

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Prologis, Inc.	3.8%
Alexandria Real Estate Equities, Inc.	3.3%
Sumitomo Realty & Development Co. Ltd.	2.9%
Segro plc	2.8%
Extra Space Storage, Inc.	2.8%
Vonovia SE	2.8%
Host Hotels & Resorts, Inc.	2.7%
Invitation Homes, Inc.	2.7%
Sun Communities, Inc.	2.5%
Gecina SA	2.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	53.8%
Domestic Common Stocks	45.2%
Total Common Stocks	99.0%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United States	45.2%
Japan	10.8%
Hong Kong	8.2%
China	6.1%
United Kingdom	5.9%
Australia	4.2%
Germany	4.0%
France	3.1%
Singapore	3.1%
Canada	2.5%
Other Countries	5.9%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,030.00	$5.59	1.11%
I Class	$1,000	$1,031.20	$4.58	0.91%
Y Class	$1,000	$1,032.70	$3.83	0.76%
A Class	$1,000	$1,028.20	$6.84	1.36%
C Class	$1,000	$1,024.70	$10.59	2.11%
R Class	$1,000	$1,027.30	$8.09	1.61%
R5 Class	$1,000	$1,031.50	$4.58	0.91%
R6 Class	$1,000	$1,031.90	$3.83	0.76%
Hypothetical
Investor Class	$1,000	$1,019.29	$5.56	1.11%
I Class	$1,000	$1,020.28	$4.56	0.91%
Y Class	$1,000	$1,021.03	$3.81	0.76%
A Class	$1,000	$1,018.05	$6.81	1.36%
C Class	$1,000	$1,014.33	$10.54	2.11%
R Class	$1,000	$1,016.81	$8.05	1.61%
R5 Class	$1,000	$1,020.28	$4.56	0.91%
R6 Class	$1,000	$1,021.03	$3.81	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 4.2%
Charter Hall Group	272,372	$1,205,466
Goodman Group	279,168	1,902,223
Scentre Group	120,660	365,179
		3,472,868
Belgium — 0.4%
VGP NV	4,356	337,290
Brazil — 0.6%
Iguatemi Empresa de Shopping Centers SA	47,500	486,091
Canada — 2.5%
Allied Properties Real Estate Investment Trust	28,313	914,696
Brookfield Asset Management, Inc., Class A	17,091	677,410
Tricon Capital Group, Inc.	53,677	420,570
		2,012,676
China — 6.1%
China Lodging Group Ltd. ADR	2,054	286,862
China Resources Land Ltd.	264,000	990,964
China Vanke Co. Ltd., H Shares	69,600	288,727
CIFI Holdings Group Co. Ltd.	568,000	446,700
Country Garden Holdings Co. Ltd.	491,000	1,000,340
KWG Property Holding Ltd.	312,500	420,655
Longfor Properties Co. Ltd.	294,500	880,085
Shimao Property Holdings Ltd.	240,500	636,295
		4,950,628
France — 3.1%
Gecina SA	11,728	2,026,851
Nexity SA	8,458	527,110
		2,553,961
Germany — 4.0%
Aroundtown SA	131,312	1,050,029
Vonovia SE	45,088	2,261,192
		3,311,221
Hong Kong — 8.2%
CK Asset Holdings Ltd.	124,000	1,068,965
Link REIT	207,000	1,828,889
New World Development Co. Ltd.	457,000	670,852
Sun Hung Kai Properties Ltd.	85,000	1,364,529
Wharf Real Estate Investment Co. Ltd.	135,000	1,013,431
Wynn Macau Ltd.	206,800	764,102
		6,710,768
India — 0.3%
Godrej Properties Ltd.(1)	19,966	239,943
Japan — 10.8%
GLP J-Reit	1,071	1,148,948
Invesco Office J-Reit, Inc.	4,444	565,490
Japan Hotel REIT Investment Corp.	2,292	1,734,706

6

	Shares	Value
Mitsui Fudosan Co. Ltd.	74,400	$1,907,572
Orix JREIT, Inc.	714	1,093,064
Sumitomo Realty & Development Co. Ltd.	60,000	2,379,166
		8,828,946
Mexico — 0.6%
Fibra Uno Administracion SA de CV	311,088	515,152
Netherlands — 1.2%
InterXion Holding NV(1)	14,866	966,587
Singapore — 3.1%
CapitaLand Commercial Trust	391,100	535,349
CapitaLand Ltd.	223,500	630,300
City Developments Ltd.	57,300	545,899
UOL Group Ltd.	120,400	795,004
		2,506,552
Spain — 1.9%
Hispania Activos Inmobiliarios SOCIMI SA	20,285	430,249
Inmobiliaria Colonial Socimi SA	63,727	740,675
Neinor Homes SA(1)	21,279	410,712
		1,581,636
Thailand — 0.9%
Central Pattana PCL	280,900	716,430
United Kingdom — 5.9%
Safestore Holdings plc	155,844	1,171,842
Segro plc	261,356	2,320,812
UNITE Group plc (The)	118,264	1,355,158
		4,847,812
United States — 45.2%
Agree Realty Corp.	12,329	602,641
Alexandria Real Estate Equities, Inc.	21,344	2,658,822
Camden Property Trust	12,549	1,071,685
CyrusOne, Inc.	12,729	682,147
Duke Realty Corp.	45,117	1,222,671
Equinix, Inc.	2,960	1,245,538
Essex Property Trust, Inc.	8,162	1,956,350
Extra Space Storage, Inc.	25,486	2,283,291
GGP, Inc.	34,903	697,711
HCP, Inc.	51,332	1,199,115
Healthcare Realty Trust, Inc.	35,751	994,950
Hilton Worldwide Holdings, Inc.	12,676	999,376
Host Hotels & Resorts, Inc.	113,886	2,227,610
Invitation Homes, Inc.	94,823	2,194,204
Park Hotels & Resorts, Inc.	48,741	1,402,766
Prologis, Inc.	48,095	3,121,846
Rayonier, Inc.	45,180	1,680,244
Regency Centers Corp.	11,476	675,363
Sabra Health Care REIT, Inc.	41,654	762,685
SBA Communications Corp.(1)	6,322	1,012,974
Simon Property Group, Inc.	8,562	1,338,583
Starwood Property Trust, Inc.	31,209	654,141
STORE Capital Corp.	40,005	1,009,326
Sun Communities, Inc.	21,949	2,059,914

7

	Shares	Value
UDR, Inc.	41,717	$1,508,070
Weyerhaeuser Co.	45,640	1,678,639
		36,940,662
TOTAL COMMON STOCKS (Cost $71,739,050)		80,979,223
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $595,058), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $582,541)		582,517
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/25/26, valued at $496,782), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $485,010)		485,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	999	999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,068,516)		1,068,516
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $72,807,566)		82,047,739
OTHER ASSETS AND LIABILITIES — (0.3)%		(248,119)
TOTAL NET ASSETS — 100.0%		$81,799,620

SECTOR ALLOCATION
(as a % of net assets)
Diversified	30.8%
Residential	20.5%
Industrial	12.3%
Retail	9.4%
Office	9.1%
Lodging/Resorts	9.1%
Self Storage	4.2%
Health Care	3.6%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $72,807,566)	$82,047,739
Foreign currency holdings, at value (cost of $11)	11
Receivable for investments sold	1,543,539
Receivable for capital shares sold	104,205
Dividends and interest receivable	182,769
Other assets	333
83,878,596

Liabilities
Payable for investments purchased	1,835,947
Payable for capital shares redeemed	167,427
Accrued management fees	72,516
Distribution and service fees payable	3,086
2,078,976

Net Assets	$81,799,620

Net Assets Consist of:
Capital (par value and paid-in surplus)	$76,096,013
Distributions in excess of net investment income	(1,135,688)
Accumulated net realized loss	(2,396,826)
Net unrealized appreciation	9,236,121
$81,799,620

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$67,007,814	5,701,147	$11.75
I Class, $0.01 Par Value	$7,525,805	640,396	$11.75
Y Class, $0.01 Par Value	$469,812	39,965	$11.76
A Class, $0.01 Par Value	$2,516,353	214,093	$11.75*
C Class, $0.01 Par Value	$3,049,817	259,747	$11.74
R Class, $0.01 Par Value	$164,765	14,010	$11.76
R5 Class, $0.01 Par Value	$5,490	467	$11.76
R6 Class, $0.01 Par Value	$1,059,764	90,200	$11.75
*Maximum offering price $12.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $53,977)	$1,073,616
Interest	2,867
1,076,483

Expenses:
Management fees	485,302
Distribution and service fees:
A Class	3,345
C Class	16,093
R Class	362
Directors' fees and expenses	678
Other expenses	104
505,884
Fees waived(1)	(37,079)
468,805

Net investment income (loss)	607,678

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,268,686
Foreign currency translation transactions	(6,085)
1,262,601

Change in net unrealized appreciation (depreciation) on:
Investments	616,870
Translation of assets and liabilities in foreign currencies	(2,194)
614,676

Net realized and unrealized gain (loss)	1,877,277

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,484,955

(1)	Amount consists of $30,618, $3,277, $58, $1,204, $1,448, $65, $2 and $407 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$607,678	$1,929,527
Net realized gain (loss)	1,262,601	272,372
Change in net unrealized appreciation (depreciation)	614,676	4,157,610
Net increase (decrease) in net assets resulting from operations	2,484,955	6,359,509

Distributions to Shareholders
From net investment income:
Investor Class	(2,338,576)	(2,730,807)
I Class	(245,001)	(110,990)
Y Class	(196)	—
A Class	(87,066)	(635,362)
C Class	(77,272)	(231,702)
R Class	(3,174)	(3,707)
R5 Class	(190)	—
R6 Class	(33,507)	(410,259)
Decrease in net assets from distributions	(2,784,982)	(4,122,827)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,003,925)	(21,733,173)

Net increase (decrease) in net assets	(1,303,952)	(19,496,491)

Net Assets
Beginning of period	83,103,572	102,600,063
End of period	$81,799,620	$83,103,572

Undistributed (distributions in excess of) net investment income	$(1,135,688)	$1,041,616

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

12

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2018, the investment advisor agreed to waive 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.20%	1.11%
I Class	1.00%	0.91%
Y Class	0.85%	0.76%
A Class	1.20%	1.11%
C Class	1.20%	1.11%
R Class	1.20%	1.11%
R5 Class	1.00%	0.91%
R6 Class	0.85%	0.76%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $273,553 and $138,164, respectively. The effect of interfund transactions on the Statement of Operations was $6,788 in net realized gain (loss) on investment transactions.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $70,211,626 and $73,498,148, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	553,159	$6,500,957	2,891,989	$32,362,428
Issued in reinvestment of distributions	198,026	2,326,804	229,869	2,448,105
Redeemed	(882,482)	(10,337,042)	(3,208,650)	(35,760,233)
	(131,297)	(1,509,281)	(86,792)	(949,700)
I Class/Shares Authorized	20,000,000		20,000,000
Sold	177,963	2,048,791	600,381	6,863,154
Issued in reinvestment of distributions	19,220	225,640	9,939	105,753
Redeemed	(130,970)	(1,529,937)	(282,616)	(3,283,159)
	66,213	744,494	327,704	3,685,748
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	39,498	456,878	451	5,000
Issued in reinvestment of distributions	16	196	—	—
	39,514	457,074	451	5,000
A Class/Shares Authorized	15,000,000		15,000,000
Sold	13,026	155,578	148,553	1,645,456
Issued in reinvestment of distributions	7,096	83,451	58,376	622,286
Redeemed	(50,558)	(599,135)	(1,417,987)	(15,744,410)
	(30,436)	(360,106)	(1,211,058)	(13,476,668)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	4,467	51,705	19,750	216,122
Issued in reinvestment of distributions	5,756	67,809	16,027	171,167
Redeemed	(57,938)	(683,793)	(368,067)	(4,144,957)
	(47,715)	(564,279)	(332,290)	(3,757,668)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	8,877	104,588	4,374	49,218
Issued in reinvestment of distributions	269	3,174	347	3,707
Redeemed	(5,472)	(65,230)	(3,662)	(42,403)
	3,674	42,532	1,059	10,522
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	450	5,000
Issued in reinvestment of distributions	17	190	—	—
	17	190	450	5,000
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	23,090	270,859	152,392	1,691,898
Issued in reinvestment of distributions	2,857	33,507	38,594	410,259
Redeemed	(9,960)	(118,915)	(808,666)	(9,357,564)
	15,987	185,451	(617,680)	(7,255,407)
Net increase (decrease)	(84,043)	$(1,003,925)	(1,918,156)	$(21,733,173)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$286,862	$4,663,766	—
Netherlands	966,587	—	—
United States	36,940,662	—	—
Other Countries	—	38,121,346	—
Temporary Cash Investments	999	1,067,517	—
	$38,195,110	$43,852,629	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$75,001,544
Gross tax appreciation of investments	$7,611,040
Gross tax depreciation of investments	(564,845)
Net tax appreciation (depreciation) of investments	$7,046,195

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2017, the fund had accumulated short-term capital losses of $(2,757,925), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$11.80	0.09	0.26	0.35	(0.40)	—	(0.40)	$11.75	3.00%	1.11%(4)	1.20%(4)	1.50%(4)	1.41%(4)	85%	$67,008
2017	$11.45	0.25	0.58	0.83	(0.48)	—	(0.48)	$11.80	7.71%	1.13%	1.21%	2.22%	2.14%	201%	$68,825
2016	$11.62	0.15	0.01	0.16	(0.33)	—	(0.33)	$11.45	1.50%	1.16%	1.21%	1.31%	1.26%	250%	$67,798
2015	$12.03	0.17	0.02	0.19	(0.45)	(0.15)	(0.60)	$11.62	1.70%	1.20%	1.21%	1.39%	1.38%	248%	$72,769
2014	$11.54	0.13	0.88	1.01	(0.37)	(0.15)	(0.52)	$12.03	9.29%	1.20%	1.20%	1.15%	1.15%	275%	$69,207
2013	$10.90	0.13	1.12	1.25	(0.36)	(0.25)	(0.61)	$11.54	11.99%	1.20%	1.20%	1.15%	1.15%	392%	$43,927
I Class
2018(3)	$11.81	0.10	0.27	0.37	(0.43)	—	(0.43)	$11.75	3.12%	0.91%(4)	1.00%(4)	1.70%(4)	1.61%(4)	85%	$7,526
2017	$11.47	0.25	0.59	0.84	(0.50)	—	(0.50)	$11.81	7.83%	0.93%	1.01%	2.42%	2.34%	201%	$6,782
2016	$11.63	0.18	0.02	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.96%	1.01%	1.51%	1.46%	250%	$2,826
2015	$12.05	0.19	0.02	0.21	(0.48)	(0.15)	(0.63)	$11.63	1.83%	1.00%	1.01%	1.59%	1.58%	248%	$4,325
2014	$11.56	0.15	0.88	1.03	(0.39)	(0.15)	(0.54)	$12.05	9.50%	1.00%	1.00%	1.35%	1.35%	275%	$8,848
2013	$10.91	0.15	1.13	1.28	(0.38)	(0.25)	(0.63)	$11.56	12.30%	1.00%	1.00%	1.35%	1.35%	392%	$7,916
Y Class
2018(3)	$11.81	0.11	0.27	0.38	(0.43)	—	(0.43)	$11.76	3.27%	0.76%(4)	0.85%(4)	1.85%(4)	1.76%(4)	85%	$470
2017(5)	$11.09	0.13	0.59	0.72	—	—	—	$11.81	6.49%	0.78%(4)	0.86%(4)	1.99%(4)	1.91%(4)	201%(6)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$11.79	0.07	0.26	0.33	(0.37)	—	(0.37)	$11.75	2.82%	1.36%(4)	1.45%(4)	1.25%(4)	1.16%(4)	85%	$2,516
2017	$11.44	0.24	0.56	0.80	(0.45)	—	(0.45)	$11.79	7.44%	1.38%	1.46%	1.97%	1.89%	201%	$2,882
2016	$11.60	0.12	0.03	0.15	(0.31)	—	(0.31)	$11.44	1.33%	1.41%	1.46%	1.06%	1.01%	250%	$16,651
2015	$12.02	0.13	0.02	0.15	(0.42)	(0.15)	(0.57)	$11.60	1.35%	1.45%	1.46%	1.14%	1.13%	248%	$21,275
2014	$11.53	0.11	0.87	0.98	(0.34)	(0.15)	(0.49)	$12.02	9.02%	1.45%	1.45%	0.90%	0.90%	275%	$16,601
2013	$10.89	0.10	1.12	1.22	(0.33)	(0.25)	(0.58)	$11.53	11.72%	1.45%	1.45%	0.90%	0.90%	392%	$18,926
C Class
2018(3)	$11.73	0.03	0.26	0.29	(0.28)	—	(0.28)	$11.74	2.47%	2.11%(4)	2.20%(4)	0.50%(4)	0.41%(4)	85%	$3,050
2017	$11.38	0.14	0.58	0.72	(0.37)	—	(0.37)	$11.73	6.65%	2.13%	2.21%	1.22%	1.14%	201%	$3,606
2016	$11.55	0.03	0.02	0.05	(0.22)	—	(0.22)	$11.38	0.47%	2.16%	2.21%	0.31%	0.26%	250%	$7,282
2015	$11.96	0.05	0.02	0.07	(0.33)	(0.15)	(0.48)	$11.55	0.73%	2.20%	2.21%	0.39%	0.38%	248%	$7,197
2014	$11.47	0.02	0.88	0.90	(0.26)	(0.15)	(0.41)	$11.96	8.12%	2.20%	2.20%	0.15%	0.15%	275%	$5,428
2013	$10.83	—(7)	1.14	1.14	(0.25)	(0.25)	(0.50)	$11.47	10.94%	2.20%	2.20%	0.15%	0.15%	392%	$2,614

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$11.78	0.06	0.26	0.32	(0.34)	—	(0.34)	$11.76	2.73%	1.61%(4)	1.70%(4)	1.00%(4)	0.91%(4)	85%	$165
2017	$11.43	0.18	0.60	0.78	(0.43)	—	(0.43)	$11.78	7.17%	1.63%	1.71%	1.72%	1.64%	201%	$122
2016	$11.59	0.10	0.02	0.12	(0.28)	—	(0.28)	$11.43	1.07%	1.66%	1.71%	0.81%	0.76%	250%	$106
2015	$12.01	0.11	0.01	0.12	(0.39)	(0.15)	(0.54)	$11.59	1.08%	1.70%	1.71%	0.89%	0.88%	248%	$245
2014	$11.52	0.08	0.87	0.95	(0.31)	(0.15)	(0.46)	$12.01	8.74%	1.70%	1.70%	0.65%	0.65%	275%	$382
2013	$10.87	0.08	1.12	1.20	(0.30)	(0.25)	(0.55)	$11.52	11.55%	1.70%	1.70%	0.65%	0.65%	392%	$489
R5 Class
2018(3)	$11.81	0.10	0.27	0.37	(0.42)	—	(0.42)	$11.76	3.15%	0.91%(4)	1.00%(4)	1.70%(4)	1.61%(4)	85%	$5
2017(5)	$11.10	0.12	0.59	0.71	—	—	—	$11.81	6.40%	0.93%(4)	1.01%(4)	1.84%(4)	1.76%(4)	201%(6)	$5
R6 Class
2018(3)	$11.82	0.11	0.27	0.38	(0.45)	—	(0.45)	$11.75	3.19%	0.76%(4)	0.85%(4)	1.85%(4)	1.76%(4)	85%	$1,060
2017	$11.47	0.31	0.56	0.87	(0.52)	—	(0.52)	$11.82	8.09%	0.78%	0.86%	2.57%	2.49%	201%	$877
2016	$11.64	0.19	0.01	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.81%	0.86%	1.66%	1.61%	250%	$7,938
2015	$12.06	0.18	0.04	0.22	(0.49)	(0.15)	(0.64)	$11.64	1.99%	0.85%	0.86%	1.74%	1.73%	248%	$7,145
2014	$11.57	0.17	0.88	1.05	(0.41)	(0.15)	(0.56)	$12.06	9.67%	0.85%	0.85%	1.50%	1.50%	275%	$28
2013(8)	$11.18	0.03	0.36	0.39	—	—	—	$11.57	3.49%	0.85%(4)	0.85%(4)	1.07%(4)	1.07%(4)	392%(9)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

(8)	July 26, 2013 (commencement of sale) through October 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 1806

Semiannual Report

April 30, 2018

NT Global Real Estate Fund
Investor Class (ANREX)
G Class (ANRHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Prologis, Inc.	3.8%
Alexandria Real Estate Equities, Inc.	3.3%
Sumitomo Realty & Development Co. Ltd.	2.9%
Segro plc	2.8%
Extra Space Storage, Inc.	2.8%
Vonovia SE	2.8%
Host Hotels & Resorts, Inc.	2.7%
Invitation Homes, Inc.	2.7%
Sun Communities, Inc.	2.5%
Gecina SA	2.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	53.9%
Domestic Common Stocks	45.3%
Total Common Stocks	99.2%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.7)%

Investments by Country	% of net assets
United States	45.3%
Japan	10.8%
Hong Kong	8.2%
China	6.0%
United Kingdom	6.0%
Australia	4.2%
Germany	4.1%
France	3.1%
Singapore	3.1%
Canada	2.5%
Other Countries	5.9%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.80	$5.58	1.11%
G Class	$1,000	$1,034.90	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.29	$5.56	1.11%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 4.2%
Charter Hall Group	1,414,915	$6,262,139
Goodman Group	1,450,218	9,881,639
Scentre Group	617,958	1,870,260
		18,014,038
Belgium — 0.4%
VGP NV	22,054	1,707,668
Brazil — 0.6%
Iguatemi Empresa de Shopping Centers SA	243,700	2,493,904
Canada — 2.5%
Allied Properties Real Estate Investment Trust	145,004	4,684,579
Brookfield Asset Management, Inc., Class A	89,015	3,528,154
Tricon Capital Group, Inc.	278,533	2,182,361
		10,395,094
China — 6.0%
China Lodging Group Ltd. ADR	10,658	1,488,496
China Resources Land Ltd.	1,354,000	5,082,444
China Vanke Co. Ltd., H Shares	361,500	1,499,637
CIFI Holdings Group Co. Ltd.	2,950,000	2,320,008
Country Garden Holdings Co. Ltd.	2,542,000	5,178,951
KWG Property Holding Ltd.	1,623,000	2,184,717
Longfor Properties Co. Ltd.	1,508,000	4,506,514
Shimao Property Holdings Ltd.	1,245,000	3,293,916
		25,554,683
France — 3.1%
Gecina SA	61,147	10,567,519
Nexity SA	44,052	2,745,361
		13,312,880
Germany — 4.1%
Aroundtown SA	681,999	5,453,567
Vonovia SE	234,223	11,746,433
		17,200,000
Hong Kong — 8.2%
CK Asset Holdings Ltd.	642,500	5,538,791
Link REIT	1,075,000	9,497,855
New World Development Co. Ltd.	2,366,000	3,473,161
Sun Hung Kai Properties Ltd.	440,000	7,063,444
Wharf Real Estate Investment Co. Ltd.	693,000	5,202,278
Wynn Macau Ltd.	1,076,800	3,978,652
		34,754,181
India — 0.3%
Godrej Properties Ltd.(1)	104,172	1,251,894
Japan — 10.8%
GLP J-Reit	5,566	5,971,098
Invesco Office J-Reit, Inc.	23,096	2,938,921
Japan Hotel REIT Investment Corp.	11,912	9,015,630

4

	Shares	Value
Mitsui Fudosan Co. Ltd.	386,700	$9,914,757
Orix JREIT, Inc.	3,711	5,681,175
Sumitomo Realty & Development Co. Ltd.	311,000	12,332,008
		45,853,589
Mexico — 0.6%
Fibra Uno Administracion SA de CV	1,595,664	2,642,369
Netherlands — 1.2%
InterXion Holding NV(1)	76,136	4,950,363
Singapore — 3.1%
CapitaLand Commercial Trust	2,012,100	2,754,220
CapitaLand Ltd.	1,156,800	3,262,330
City Developments Ltd.	296,600	2,825,719
UOL Group Ltd.	619,500	4,090,572
		12,932,841
Spain — 1.9%
Hispania Activos Inmobiliarios SOCIMI SA	105,650	2,240,858
Inmobiliaria Colonial Socimi SA	331,908	3,857,642
Neinor Homes SA(1)	109,223	2,108,142
		8,206,642
Thailand — 0.9%
Central Pattana PCL	1,436,300	3,663,257
United Kingdom — 6.0%
Safestore Holdings plc	811,678	6,103,271
Segro plc	1,357,689	12,056,127
UNITE Group plc (The)	615,951	7,058,034
		25,217,432
United States — 45.3%
Agree Realty Corp.	63,377	3,097,868
Alexandria Real Estate Equities, Inc.	111,006	13,828,017
Camden Property Trust	65,083	5,558,088
CyrusOne, Inc.	66,201	3,547,712
Duke Realty Corp.	234,644	6,358,852
Equinix, Inc.	15,377	6,470,488
Essex Property Trust, Inc.	42,510	10,189,222
Extra Space Storage, Inc.	132,394	11,861,178
GGP, Inc.	179,418	3,586,566
HCP, Inc.	266,775	6,231,864
Healthcare Realty Trust, Inc.	185,719	5,168,560
Hilton Worldwide Holdings, Inc.	65,891	5,194,846
Host Hotels & Resorts, Inc.	593,775	11,614,239
Invitation Homes, Inc.	493,155	11,411,607
Park Hotels & Resorts, Inc.	254,124	7,313,689
Prologis, Inc.	250,132	16,236,068
Rayonier, Inc.	234,700	8,728,493
Regency Centers Corp.	59,210	3,484,509
Sabra Health Care REIT, Inc.	216,478	3,963,712
SBA Communications Corp.(1)	32,927	5,275,893
Simon Property Group, Inc.	44,478	6,953,691
Starwood Property Trust, Inc.	161,820	3,391,747
STORE Capital Corp.	208,577	5,262,398
Sun Communities, Inc.	114,152	10,713,165
5

	Shares	Value
UDR, Inc.	215,871	$7,803,737
Weyerhaeuser Co.	237,090	8,720,170
		191,966,379
TOTAL COMMON STOCKS (Cost $375,644,657)		420,117,214
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $3,547,233), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $3,472,613)		3,472,472
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $2,953,591), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $2,894,059)		2,894,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,122	3,122
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,369,594)		6,369,594
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $382,014,251)		426,486,808
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,806,135)
TOTAL NET ASSETS — 100.0%		$423,680,673

SECTOR ALLOCATION
(as a % of net assets)
Diversified	30.8%
Residential	20.5%
Industrial	12.3%
Retail	9.5%
Lodging/Resorts	9.1%
Office	9.1%
Self Storage	4.3%
Health Care	3.6%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $382,014,251)	$426,486,808
Receivable for investments sold	7,993,722
Dividends and interest receivable	962,467
435,442,997

Liabilities
Foreign currency overdraft payable, at value (cost of $87)	87
Payable for investments purchased	9,589,925
Payable for capital shares redeemed	2,067,429
Accrued management fees	103,254
Accrued foreign taxes	1,629
11,762,324

Net Assets	$423,680,673

Net Assets Consist of:
Capital (par value and paid-in surplus)	$424,530,947
Distributions in excess of net investment income	(4,264,468)
Accumulated net realized loss	(41,038,120)
Net unrealized appreciation	44,452,314
$423,680,673

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$114,697,283	11,774,132	$9.74
G Class, $0.01 Par Value	$308,983,390	31,605,911	$9.78

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $276,660)	$5,506,348
Interest	19,082
5,525,430

Expenses:
Management fees	1,999,738
Directors' fees and expenses	3,705
Other expenses	6,725
2,010,168
Fees waived(1)	(1,379,775)
630,393

Net investment income (loss)	4,895,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,942,753
Foreign currency translation transactions	(28,810)
2,913,943

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,629))	6,356,530
Translation of assets and liabilities in foreign currencies	(10,002)
6,346,528

Net realized and unrealized gain (loss)	9,260,471

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,155,508

(1)	Amount consists of $50,268 and $1,329,507 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$4,895,037	$10,114,235
Net realized gain (loss)	2,913,943	(3,635,057)
Change in net unrealized appreciation (depreciation)	6,346,528	27,252,018
Net increase (decrease) in net assets resulting from operations	14,155,508	33,731,196

Distributions to Shareholders
From net investment income:
Investor Class	(3,692,279)	(4,532,618)
R6 Class	—	(1,286,466)
G Class	(12,293,326)	(11,286,980)
Decrease in net assets from distributions	(15,985,605)	(17,106,064)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(10,029,598)	28,710,763

Net increase (decrease) in net assets	(11,859,695)	45,335,895

Net Assets
Beginning of period	435,540,368	390,204,473
End of period	$423,680,673	$435,540,368

Undistributed (distributions in excess of) net investment income	$(4,264,468)	$6,826,100

See Notes to Financial Statements.

9

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

10

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

11

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2018, the investment advisor agreed to waive 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.20%	1.11%
G Class	0.85%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,024,207 and $722,285, respectively. The effect of interfund transactions on the Statement of Operations was $35,660 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $375,645,430 and $392,410,737, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	90,000,000		90,000,000
Sold	609,405	$5,985,751	1,424,775	$12,844,944
Issued in reinvestment of distributions	379,084	3,692,279	512,740	4,532,618
Redeemed	(317,988)	(3,153,869)	(1,599,826)	(14,600,064)
	670,501	6,524,161	337,689	2,777,498
R6 Class/Shares Authorized	N/A		N/A
Sold			1,321,902	12,086,691
Issued in reinvestment of distributions			145,528	1,286,466
Redeemed			(4,144,860)	(39,871,707)
			(2,677,430)	(26,498,550)
G Class/Shares Authorized	200,000,000		200,000,000
Sold	1,024,006	10,029,862	6,472,163	61,145,332
Issued in reinvestment of distributions	1,262,148	12,293,326	1,276,808	11,286,980
Redeemed	(3,943,632)	(38,876,947)	(2,126,720)	(20,000,497)
	(1,657,478)	(16,553,759)	5,622,251	52,431,815
Net increase (decrease)	(986,977)	$(10,029,598)	3,282,510	$28,710,763

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$1,488,496	$24,066,187	—
Netherlands	4,950,363	—	—
United States	191,966,379	—	—
Other Countries	—	197,645,789	—
Temporary Cash Investments	3,122	6,366,472	—
	$198,408,360	$228,078,448	—

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7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$394,076,875
Gross tax appreciation of investments	$35,659,672
Gross tax depreciation of investments	(3,249,739)
Net tax appreciation (depreciation) of investments	$32,409,933

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2017, the fund had accumulated short-term capital losses of $(39,009,332), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.79	0.07	0.21	0.28	(0.33)	$9.74	2.88%	1.11%(4)	1.20%(4)	1.49%(4)	1.40%(4)	88%	$114,697
2017	$9.49	0.20	0.48	0.68	(0.38)	$9.79	7.55%	1.13%	1.21%	2.09%	2.01%	211%	$108,683
2016	$9.57	0.13	0.01	0.14	(0.22)	$9.49	1.58%	1.16%	1.21%	1.30%	1.25%	264%	$102,125
2015(5)	$10.00	0.09	(0.52)	(0.43)	—	$9.57	(4.30)%	1.19%(4)	1.20%(4)	1.50%(4)	1.49%(4)	151%	$92,086
G Class
2018(3)	$9.83	0.13	0.21	0.34	(0.39)	$9.78	3.49%	0.00%(4)(6)	0.85%(4)	2.60%(4)	1.75%(4)	88%	$308,983
2017	$9.50	0.24	0.48	0.72	(0.39)	$9.83	8.09%	0.66%	0.97%	2.56%	2.25%	211%	$326,857
2016	$9.59	0.14	0.01	0.15	(0.24)	$9.50	1.74%	0.96%	1.01%	1.50%	1.45%	264%	$262,612
2015(5)	$10.00	0.10	(0.51)	(0.41)	—	$9.59	(4.20)%	0.99%(4)	1.00%(4)	1.70%(4)	1.69%(4)	151%	$240,740

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through October 31, 2015.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92376 1806

Semiannual Report

April 30, 2018

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Prologis, Inc.	6.1%
Equinix, Inc.	5.0%
Simon Property Group, Inc.	5.0%
Essex Property Trust, Inc.	4.1%
Host Hotels & Resorts, Inc.	4.1%
Alexandria Real Estate Equities, Inc.	4.0%
Invitation Homes, Inc.	3.6%
Sun Communities, Inc.	3.6%
Public Storage	3.5%
UDR, Inc.	3.4%

Sector Allocation	% of net assets
Residential	19.4%
Diversified	17.6%
Retail	17.6%
Industrial	10.4%
Office	9.6%
Lodging/Resorts	9.5%
Health Care	8.9%
Self Storage	6.3%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$968.40	$5.61	1.15%
I Class	$1,000	$969.40	$4.64	0.95%
Y Class	$1,000	$969.80	$3.91	0.80%
A Class	$1,000	$966.80	$6.83	1.40%
C Class	$1,000	$963.30	$10.47	2.15%
R Class	$1,000	$965.70	$8.04	1.65%
R5 Class	$1,000	$969.10	$4.64	0.95%
R6 Class	$1,000	$969.80	$3.91	0.80%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
I Class	$1,000	$1,020.08	$4.76	0.95%
Y Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,017.85	$7.00	1.40%
C Class	$1,000	$1,014.13	$10.74	2.15%
R Class	$1,000	$1,016.61	$8.25	1.65%
R5 Class	$1,000	$1,020.08	$4.76	0.95%
R6 Class	$1,000	$1,020.83	$4.01	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Diversified — 17.6%
Blackstone Group LP (The)	147,990	$4,580,290
CyrusOne, Inc.	203,405	10,900,474
Digital Realty Trust, Inc.	228,786	24,180,392
Equinix, Inc.	117,926	49,622,082
InterXion Holding NV(1)	194,347	12,636,442
JBG SMITH Properties	257,384	9,489,748
Rayonier, Inc.	546,302	20,316,971
SBA Communications Corp.(1)	76,204	12,210,167
Starwood Property Trust, Inc.	463,728	9,719,739
Weyerhaeuser Co.	551,879	20,298,110
		173,954,415
Health Care — 8.9%
HCP, Inc.	1,191,700	27,838,112
Healthcare Realty Trust, Inc.	589,083	16,394,180
Healthcare Trust of America, Inc., Class A	604,377	15,103,381
Sabra Health Care REIT, Inc.	790,786	14,479,292
Welltower, Inc.	273,147	14,596,976
		88,411,941
Industrial — 10.4%
Duke Realty Corp.	964,953	26,150,226
First Industrial Realty Trust, Inc.	501,757	15,609,660
Prologis, Inc.	932,652	60,538,442
		102,298,328
Lodging/Resorts — 9.5%
Hilton Worldwide Holdings, Inc.	153,914	12,134,579
Host Hotels & Resorts, Inc.	2,055,380	40,203,233
Park Hotels & Resorts, Inc.	1,042,882	30,014,144
Sunstone Hotel Investors, Inc.	712,148	11,109,509
		93,461,465
Office — 9.6%
Alexandria Real Estate Equities, Inc.	319,008	39,738,826
Boston Properties, Inc.	243,507	29,564,185
Columbia Property Trust, Inc.	589,453	12,590,716
Douglas Emmett, Inc.	340,444	12,688,348
		94,582,075
Residential — 19.4%
Camden Property Trust	279,347	23,856,234
Essex Property Trust, Inc.	170,027	40,753,771
Invitation Homes, Inc.	1,546,526	35,786,612
Mid-America Apartment Communities, Inc.	244,302	22,343,861
Sun Communities, Inc.	380,648	35,723,815
UDR, Inc.	915,585	33,098,398
		191,562,691
Retail — 17.6%
Agree Realty Corp.	342,107	16,722,190

6

	Shares	Value
GGP, Inc.	726,545	$14,523,635
Regency Centers Corp.	400,012	23,540,706
Retail Properties of America, Inc., Class A	1,515,112	17,484,393
Simon Property Group, Inc.	316,834	49,533,828
Spirit Realty Capital, Inc.	1,985,267	15,981,399
STORE Capital Corp.	1,145,627	28,904,169
Taubman Centers, Inc.	31,780	1,779,044
Urban Edge Properties	263,413	5,418,405
		173,887,769
Self Storage — 6.3%
Extra Space Storage, Inc.	317,124	28,411,139
Public Storage	170,067	34,316,119
		62,727,258
TOTAL COMMON STOCKS (Cost $852,344,046)		980,885,942
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $4,771,103), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $4,670,737)		4,670,548
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $3,974,881), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $3,893,080)		3,893,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,499	76,499
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,640,047)		8,640,047
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $860,984,093)		989,525,989
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,822,680)
TOTAL NET ASSETS — 100.0%		$987,703,309

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $860,984,093)	$989,525,989
Receivable for investments sold	14,693,844
Receivable for capital shares sold	420,558
Dividends and interest receivable	35,506
1,004,675,897

Liabilities
Payable for investments purchased	13,906,872
Payable for capital shares redeemed	2,188,503
Accrued management fees	854,601
Distribution and service fees payable	22,612
16,972,588

Net Assets	$987,703,309

Net Assets Consist of:
Capital (par value and paid-in surplus)	$870,728,394
Undistributed net investment income	2,689,431
Accumulated net realized loss	(14,256,412)
Net unrealized appreciation	128,541,896
$987,703,309

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$601,452,589	22,804,307	$26.37
I Class, $0.01 Par Value	$125,238,791	4,735,788	$26.45
Y Class, $0.01 Par Value	$4,865	184	$26.44
A Class, $0.01 Par Value	$60,044,202	2,279,609	$26.34*
C Class, $0.01 Par Value	$7,811,680	304,520	$25.65
R Class, $0.01 Par Value	$8,730,300	333,875	$26.15
R5 Class, $0.01 Par Value	$4,867	184	$26.45
R6 Class, $0.01 Par Value	$184,416,015	6,975,284	$26.44
*Maximum offering price $27.95 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$15,599,113
Interest	29,793
15,628,906

Expenses:
Management fees	5,534,379
Distribution and service fees:
A Class	86,179
C Class	44,679
R Class	24,068
Directors' fees and expenses	8,517
Other expenses	884
5,698,706

Net investment income (loss)	9,930,200

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,080,984
Change in net unrealized appreciation (depreciation) on investments	(51,489,413)

Net realized and unrealized gain (loss)	(43,408,429)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,478,229)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$9,930,200	$28,933,196
Net realized gain (loss)	8,080,984	47,543,556
Change in net unrealized appreciation (depreciation)	(51,489,413)	(32,253,565)
Net increase (decrease) in net assets resulting from operations	(33,478,229)	44,223,187

Distributions to Shareholders
From net investment income:
Investor Class	(5,548,931)	(11,194,822)
I Class	(1,300,624)	(2,580,690)
Y Class	(52)	(9)
A Class	(506,478)	(1,641,012)
C Class	(41,210)	(139,917)
R Class	(57,604)	(162,465)
R5 Class	(48)	(6)
R6 Class	(1,932,538)	(2,753,194)
From net realized gains:
Investor Class	(29,297,604)	(74,289,411)
I Class	(6,478,548)	(14,907,349)
Y Class	(218)	—
A Class	(3,240,185)	(12,052,353)
C Class	(437,130)	(1,254,529)
R Class	(453,757)	(1,257,208)
R5 Class	(218)	—
R6 Class	(7,496,534)	(13,883,131)
Decrease in net assets from distributions	(56,791,679)	(136,116,096)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(58,069,096)	(203,411,457)

Net increase (decrease) in net assets	(148,339,004)	(295,304,366)

Net Assets
Beginning of period	1,136,042,313	1,431,346,679
End of period	$987,703,309	$1,136,042,313

Undistributed net investment income	$2,689,431	$2,146,716

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The

12

difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.20%	1.14%
I Class	0.80% to 1.00%	0.94%
Y Class	0.65% to 0.85%	0.79%
A Class	1.00% to 1.20%	1.14%
C Class	1.00% to 1.20%	1.14%
R Class	1.00% to 1.20%	1.14%
R5 Class	0.80% to 1.00%	0.94%
R6 Class	0.65% to 0.85%	0.79%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,023,244 and $499,867, respectively. The effect of interfund transactions on the Statement of Operations was $(65,265) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $760,302,889 and $858,943,489, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	170,000,000		170,000,000
Sold	1,456,003	$39,489,740	5,233,070	$149,322,773
Issued in reinvestment of distributions	1,237,626	34,359,603	2,958,555	83,694,334
Redeemed	(4,099,032)	(111,453,980)	(13,626,337)	(389,676,379)
	(1,405,403)	(37,604,637)	(5,434,712)	(156,659,272)
I Class/Shares Authorized	60,000,000		60,000,000
Sold	685,471	18,584,243	2,286,891	65,508,340
Issued in reinvestment of distributions	218,628	6,088,429	500,344	14,194,159
Redeemed	(1,967,611)	(55,180,189)	(2,941,986)	(84,743,525)
	(1,063,512)	(30,507,517)	(154,751)	(5,041,026)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	174	5,000
Issued in reinvestment of distributions	9	270	1	9
	9	270	175	5,009
A Class/Shares Authorized	50,000,000		50,000,000
Sold	223,744	6,058,847	845,845	24,134,668
Issued in reinvestment of distributions	121,095	3,359,504	455,114	12,873,186
Redeemed	(822,129)	(22,385,960)	(3,537,557)	(100,816,548)
	(477,290)	(12,967,609)	(2,236,598)	(63,808,694)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	6,724	179,438	39,423	1,106,180
Issued in reinvestment of distributions	14,891	403,228	38,816	1,077,347
Redeemed	(75,241)	(1,960,800)	(249,754)	(7,075,071)
	(53,626)	(1,378,134)	(171,515)	(4,891,544)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	78,339	2,103,365	213,899	6,099,275
Issued in reinvestment of distributions	15,449	425,586	39,553	1,113,092
Redeemed	(161,796)	(4,433,729)	(477,119)	(13,883,883)
	(68,008)	(1,904,778)	(223,667)	(6,671,516)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	173	5,000
Issued in reinvestment of distributions	10	266	1	6
	10	266	174	5,006
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,612,948	44,482,503	2,275,262	66,033,837
Issued in reinvestment of distributions	339,513	9,429,072	586,520	16,636,325
Redeemed	(1,003,590)	(27,618,532)	(1,707,874)	(49,019,582)
	948,871	26,293,043	1,153,908	33,650,580
Net increase (decrease)	(2,118,949)	$(58,069,096)	(7,066,986)	$(203,411,457)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$980,885,942	—	—
Temporary Cash Investments	76,499	$8,563,548	—
	$980,962,441	$8,563,548	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$883,660,488
Gross tax appreciation of investments	$120,286,900
Gross tax depreciation of investments	(14,421,399)
Net tax appreciation (depreciation) of investments	$105,865,501

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$28.71	0.25	(1.10)	(0.85)	(0.24)	(1.25)	(1.49)	$26.37	(3.16)%	1.15%(4)	1.85%(4)	72%	$601,453
2017	$30.69	0.64	0.35	0.99	(0.36)	(2.61)	(2.97)	$28.71	3.47%	1.15%	2.21%	145%	$695,132
2016	$29.69	0.41	1.41	1.82	(0.82)	—	(0.82)	$30.69	6.19%	1.14%	1.32%	149%	$909,921
2015	$28.69	0.42	1.13	1.55	(0.55)	—	(0.55)	$29.69	5.51%	1.14%	1.42%	140%	$925,934
2014	$24.56	0.30	4.29	4.59	(0.46)	—	(0.46)	$28.69	18.89%	1.14%	1.16%	127%	$1,025,749
2013	$23.05	0.36	1.70	2.06	(0.55)	—	(0.55)	$24.56	9.04%	1.14%	1.48%	170%	$847,977
I Class
2018(3)	$28.79	0.28	(1.11)	(0.83)	(0.26)	(1.25)	(1.51)	$26.45	(3.06)%	0.95%(4)	2.05%(4)	72%	$125,239
2017	$30.77	0.69	0.36	1.05	(0.42)	(2.61)	(3.03)	$28.79	3.67%	0.95%	2.41%	145%	$166,938
2016	$29.76	0.46	1.43	1.89	(0.88)	—	(0.88)	$30.77	6.40%	0.94%	1.52%	149%	$183,181
2015	$28.75	0.51	1.11	1.62	(0.61)	—	(0.61)	$29.76	5.70%	0.94%	1.62%	140%	$159,721
2014	$24.61	0.35	4.30	4.65	(0.51)	—	(0.51)	$28.75	19.17%	0.94%	1.36%	127%	$387,099
2013	$23.10	0.41	1.70	2.11	(0.60)	—	(0.60)	$24.61	9.23%	0.94%	1.68%	170%	$413,623
Y Class
2018(3)	$28.78	0.29	(1.10)	(0.81)	(0.28)	(1.25)	(1.53)	$26.44	(3.02)%	0.80%(4)	2.20%(4)	72%	$5
2017(5)	$28.68	0.27	(0.12)	0.15	(0.05)	—	(0.05)	$28.78	0.54%	0.80%(4)	1.70%(4)	145%(6)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$28.68	0.22	(1.11)	(0.89)	(0.20)	(1.25)	(1.45)	$26.34	(3.32)%	1.40%(4)	1.60%(4)	72%	$60,044
2017	$30.70	0.59	0.33	0.92	(0.33)	(2.61)	(2.94)	$28.68	3.23%	1.40%	1.96%	145%	$79,060
2016	$29.69	0.34	1.41	1.75	(0.74)	—	(0.74)	$30.70	5.92%	1.39%	1.07%	149%	$153,281
2015	$28.69	0.34	1.14	1.48	(0.48)	—	(0.48)	$29.69	5.24%	1.39%	1.17%	140%	$175,833
2014	$24.55	0.24	4.30	4.54	(0.40)	—	(0.40)	$28.69	18.59%	1.39%	0.91%	127%	$175,133
2013	$23.05	0.30	1.69	1.99	(0.49)	—	(0.49)	$24.55	8.77%	1.39%	1.23%	170%	$201,660
C Class
2018(3)	$27.99	0.11	(1.07)	(0.96)	(0.13)	(1.25)	(1.38)	$25.65	(3.67)%	2.15%(4)	0.85%(4)	72%	$7,812
2017	$30.18	0.37	0.32	0.69	(0.27)	(2.61)	(2.88)	$27.99	2.46%	2.15%	1.21%	145%	$10,025
2016	$29.22	0.11	1.37	1.48	(0.52)	—	(0.52)	$30.18	5.10%	2.14%	0.32%	149%	$15,986
2015	$28.25	0.12	1.13	1.25	(0.28)	—	(0.28)	$29.22	4.47%	2.14%	0.42%	140%	$17,439
2014	$24.18	0.04	4.23	4.27	(0.20)	—	(0.20)	$28.25	17.74%	2.14%	0.16%	127%	$16,972
2013	$22.72	0.12	1.67	1.79	(0.33)	—	(0.33)	$24.18	7.93%	2.14%	0.48%	170%	$17,057
R Class
2018(3)	$28.48	0.18	(1.09)	(0.91)	(0.17)	(1.25)	(1.42)	$26.15	(3.43)%	1.65%(4)	1.35%(4)	72%	$8,730
2017	$30.55	0.55	0.30	0.85	(0.31)	(2.61)	(2.92)	$28.48	3.00%	1.65%	1.71%	145%	$11,445
2016	$29.55	0.23	1.43	1.66	(0.66)	—	(0.66)	$30.55	5.64%	1.64%	0.82%	149%	$19,112
2015	$28.55	0.26	1.15	1.41	(0.41)	—	(0.41)	$29.55	4.97%	1.64%	0.92%	140%	$14,458
2014	$24.44	0.16	4.28	4.44	(0.33)	—	(0.33)	$28.55	18.30%	1.64%	0.66%	127%	$8,743
2013	$22.95	0.24	1.68	1.92	(0.43)	—	(0.43)	$24.44	8.50%	1.64%	0.98%	170%	$5,866

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$28.79	0.27	(1.10)	(0.83)	(0.26)	(1.25)	(1.51)	$26.45	(3.09)%	0.95%(4)	2.05%(4)	72%	$5
2017(5)	$28.69	0.25	(0.11)	0.14	(0.04)	—	(0.04)	$28.79	0.47%	0.95%(4)	1.55%(4)	145%(6)	$5
R6 Class
2018(3)	$28.78	0.29	(1.10)	(0.81)	(0.28)	(1.25)	(1.53)	$26.44	(3.02)%	0.80%(4)	2.20%(4)	72%	$184,416
2017	$30.76	0.72	0.37	1.09	(0.46)	(2.61)	(3.07)	$28.78	3.86%	0.80%	2.56%	145%	$173,431
2016	$29.75	0.51	1.43	1.94	(0.93)	—	(0.93)	$30.76	6.57%	0.79%	1.67%	149%	$149,866
2015	$28.74	0.49	1.17	1.66	(0.65)	—	(0.65)	$29.75	5.86%	0.79%	1.77%	140%	$174,257
2014	$24.61	0.33	4.35	4.68	(0.55)	—	(0.55)	$28.74	19.31%	0.79%	1.51%	127%	$29,151
2013(7)	$25.22	0.07	(0.53)	(0.46)	(0.15)	—	(0.15)	$24.61	(1.77)%	0.79%(4)	1.04%(4)	170%(8)	$1,377

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 1806
ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018